UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road
Xenia, Ohio 45385

(Address of principal executive offices) (Zip code)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and address of agent for service)

Registrant’s telephone number, including area code: (937) 426-7640

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – December 31, 2017

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Growth of $10,000 or $50,000 Charts	4
Representation of Schedules of Investments	8
Disclosure of Fund Expenses	9
Schedule of Investments
James Balanced: Golden Rainbow Fund	10
James Small Cap Fund	24
James Mid Cap Fund	27
James Micro Cap Fund	30
James Aggressive Allocation Fund	32
James Long-Short Fund	36
Statements of Assets and Liabilities	39
Statements of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights
James Balanced: Golden Rainbow Fund - Retail Class	49
James Balanced: Golden Rainbow Fund - Institutional Class	50
James Small Cap Fund	51
James Mid Cap Fund	52
James Micro Cap Fund	53
James Aggressive Allocation Fund	54
James Long-Short Fund	55
Notes to Financial Statements	56
Additional Information	64
Privacy Policy	65

James Advantage Funds	Shareholder Letter

December 31, 2017 (Unaudited)

LETTER TO THE SHAREHOLDERS OF THE JAMES ADVANTAGE FUNDS

The powerful effects of fewer regulations and lower taxes were very clear in the stock markets in 2017. Major economic think tanks such as the International Monetary Fund, the Organization for Economic Co-Operation and Development, and the World Bank forecast stronger global Gross Domestic Product (GDP) growth in 2018. The engine behind this optimism is the U.S. economy, which is now growing around 3%.

The Markets Over the Past Six Months

Strong returns were realized across almost all stock market categories in the second half of 2017. The S&P 500® Index returned 11.42%, the NASDAQ Composite Index returned 13.04%, the Small Cap Russell 2000® Index returned 9.20% and the S&P MidCap 400® Value Index returned 8.80%. Bonds did not fare as well. The Barclays U.S. Aggregate Government/Credit Bond Index returned 1.30% and the Barclays Capital U.S. Intermediate Government/Credit Bond Index had a total return of only 0.40%.

Investment Goals and Objectives

The Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Balanced: Golden Rainbow Fund will generally hold positions in common stocks that in the aggregate constitute between 35 percent and 55 percent of the net assets. Bonds held in the portfolio must be rated Baa2 by Moody’s/BBB by S&P or higher at the time of purchase. The Balanced: Golden Rainbow Fund may hold municipal bonds, but generally buys them when they are attractively priced compared with taxable bonds.

The Balanced: Golden Rainbow Fund’s benchmark that we follow most closely is a blend of 25% S&P 500® Index, 25% Russell 2000® Index and 50% Barclays Capital U.S. Intermediate Government /Credit Bond Index. The benchmark is the same for all share classes of the Balanced: Golden Rainbow Fund. The Aggressive Allocation Fund seeks to provide total return through a combination of growth and income, but preservation of capital in declining markets is a secondary objective. Potential investors should be aware that this Fund will likely have a higher level of volatility than the Balanced: Golden Rainbow Fund. The Aggressive Allocation Fund’s benchmark that we follow most closely is a blend of 65% Russell 3000® Index and 35% Barclays U.S. Aggregate Government/Credit Bond Index.

The Small Cap Fund, Mid Cap Fund, Long-Short Fund and Micro Cap Fund each seek to provide long-term capital appreciation. These Funds hold only equity securities and cash/cash equivalents, under most circumstances. The prospectus identifies the following benchmarks: the Russell 2000® Index for the Small Cap Fund, the S&P MidCap 400® Value Index for the Mid Cap Fund, the Russell Microcap® Index for the Micro Cap Fund and the S&P 500® Index for the Long-Short Fund.

Investment Philosophy

James Investment Research, Inc., the James Advantage Funds’ Adviser, (the “Adviser”) commenced operations in 1972 and became known as a bargain manager, identifying stocks with good relative valuations, profitability and price momentum. The Adviser’s research, along with much academic research, supports the view that bargain investing tends to outperform growth investing over the longer-run. While some growth stocks may have astronomical returns, many eventually succumb to too much optimism and speculative investing and produce sharply inferior results. The dot-com stocks in 2000 and real estate stocks in 2008 bear this out. James Investment Research, Inc. ranks stocks based on their value characteristics and chooses those ranked highly for inclusion in the James Advantage Funds’ portfolios. The short selection works in reverse manner, seeking to short securities that are ranked as expensive and show relatively poor earnings.

The Adviser has no soft-dollar arrangements, and therefore does not purchase research from any broker/dealers.

The James Advantage Funds offer several different styles, but they all use the firm’s “bargain” or value approach to stock selection. The Aggressive Allocation Fund generally takes on greater risk than the Balanced: Golden Rainbow Fund in terms of allocation to stocks, but still can seek to reduce that risk in anticipation of a major decline in stock prices. Due to potentially higher equity levels, investors in the Aggressive Allocation Fund should generally have higher risk appetites for their mutual fund investments than those in the Balanced: Golden Rainbow Fund.

The Long-Short Fund may vary its portfolio holdings significantly, including by being 100% long in stocks with no short positions nor bond positions. It may use bonds to diversify the portfolio, but it primarily uses short positions in stocks the Adviser believes to be over-valued. To that extent, it may hold short positions even when the Adviser is positive on the broader stock market.

Semi-Annual Report | December 31, 2017	1

Shareholder Letter	James Advantage Funds

December 31, 2017 (Unaudited)

The Micro Cap Fund and the Small Cap Fund invest in smaller capitalization companies, which have greater volatility and which most data show to have higher standard deviations in annual returns. The Mid Cap, Small Cap and Micro Cap Funds are niche products designed to meet the objectives of investors who want to establish diversified positions in these areas. As these funds are all-equity products, they are intrinsically riskier than other products that hold bonds and investors should expect relatively greater volatility in Net Asset Value (NAV) prices and a higher standard deviation of returns. Still, these portfolios hold stocks that are ranked highly by the Adviser’s models and pass a thorough review by the Adviser’s researchers and portfolio managers.

Strategy for Meeting Fund Objectives

The stock market is a risky place. The Adviser has always held to the belief that preservation of capital in down markets is the key to long-term investment success. Hence, the Balanced: Golden Rainbow Fund seeks to preserve capital by constructing a portfolio of both bonds and stocks. Bonds, in general, are uncorrelated with stocks, thus providing asset class diversification as well an income stream. In times when the stock market is strong, some investors may forget these positive characteristics of bonds, but the Balanced: Golden Rainbow Fund has always held a significant position in bonds.

The Small Cap Fund, the Mid Cap Fund, the Long-Short Fund, and the Micro Cap Fund look for stocks the Adviser believes to be undervalued, using its proprietary research to screen a database of over 8,500 stocks. Deterioration in a stock’s fundamental value characteristics can lead the Adviser to trim or sell that position.

Fund Performance

Rising bond yields mean falling bond prices, so a balanced portfolio could see returns hurt when the Federal Reserve is raising interest rates. The Balanced: Golden Rainbow Fund and the Aggressive Allocation Fund both hold significant bond positions. While it is unusual for portfolios of high quality bonds to actually lose money, they should be expected to post low returns in a rising rate environment. Over the six month period ended December 31, 2017, the retail shares of the Balanced: Golden Rainbow Fund returned 4.62% and the institutional share class returned 4.72%. The Balanced: Golden Rainbow Fund’s benchmark returned 5.30%. The Balanced: Golden Rainbow Fund paid out a regular dividend every quarter. The Fund’s retail class shares paid 9.789 cents/share in September and 4.109 cents/share in December. The institutional class shares paid 11.431 cents/share in September and 5.671 cents/share in December. In addition, the Balanced: Golden Rainbow Fund paid all shareholders a long-term capital gains distribution of $1.608 per share in December.

Over the six months ended December 31, 2017, the Small Cap Fund had a total return of 11.78% while its benchmark, the Russell 2000® Index, returned 9.20%. The Small Cap Fund’s total return was strongly influenced by an annual long-term capital gain payout in December of $6.496 per share, a short term capital gain payout of $0.867 per share and an ordinary dividend of $0.1896 per share. The Small Cap Fund did not pay an ordinary dividend in September.

In December, the Mid Cap Fund paid an ordinary dividend of 3.876 cents/share, a short-term capital gain of 41.525 cents per share and a long-term capital gain of $2.713 per share. The total return to shareholders who held the Mid Cap Fund for the full six months of the year was 10.58%. The Mid Cap Fund’s benchmark, the S&P MidCap 400® Value Index, returned 8.80%

The Micro Cap Fund returned 7.57% for the six months ended December 31, 2017. Its benchmark, the Russell Microcap® Index returned 8.57%. The Micro Cap Fund paid a long-term capital gain dividend in December of $1.288/share and an ordinary dividend of 5.611 cents per share in December.

The Long-Short Fund may employ a short-selling strategy, but it may also run a 130/30 position. This means that it may maintain 100% net long exposure by investing 130% of its net assets in long positions and 30% of its net assets in short positions. The Long-Short Fund will only use this strategy when its risk indicators favor doing so. At any one time, the Long-Short Fund can have up to 100% of its total assets (including any borrowings) invested in long positions or short positions. The Long-Short Fund returned 7.30% over the six months ended December 31, 2017 compared to 11.42% on the S&P 500® Index. Included in the Fund’s total six month return is an ordinary dividend of 4.559 cents per share. The Long-Short Fund did not pay a capital gain distribution in 2017

The Aggressive Allocation Fund is similar to the Balanced: Golden Rainbow Fund in that its strategy requires it to hold both stocks and bonds. However, it is a much more aggressive fund and generally will hold a higher allocation to stocks than the Balanced: Golden Rainbow Fund. Its benchmark that we follow most closely is a blend of 65% Russell 3000® Index and 35% Barclays U.S. Aggregate Government/Credit Bond Index. The Aggressive Allocation Fund paid an ordinary dividend of 7.793 cents per share in December. No capital gain distribution was paid. For the six months ended December 31, 2017, the Aggressive Allocation Fund had a total return of 9.78% while its benchmark blend earned 7.66%.

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James Advantage Funds	Shareholder Letter

December 31, 2017 (Unaudited)

Expectations for the Future

President Trump’s Administration campaigned on lower taxes and less regulation and it delivered in 2017. More than 30,000 pages were cut from the Federal Registrar of Regulations. The result was a sharp increase in corporate profits, which helped to drive the stock market higher. The Trump Administration is now looking toward infrastructure building. If it is as successful in that area as in cutting taxes and regulations, the stock market rally could continue. However, politics may interfere with sound economic decision making. The possibility of trade wars and the likelihood of rising interest rates could put a damper on the rally, which is already very long-lived. With Price/Earnings ratios already high, the market is vulnerable to a setback. It is not uncommon for the stock market to correct after such a long run, especially when expectations are already so high. However, we believe the fixes to the economy already achieved by the Trump Administration should provide solid footing for the economy and the stock markets over the long run.

Thomas L. Mangan

Chief Financial Officer

Thomas Mangan is a registered representative of ALPS Distributors, Inc.

The statements and opinions expressed are those of the author, are as of the date of this report, are subject to change, and may not reflect the writer’s current views. All information is historical and not indicative of future results and subject to change. It should not be assumed that an investment in the securities mentioned will be profitable in the future. This information is not a recommendation to buy or sell.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-995-2637.

Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investors may obtain performance information current to the last month-end at www.jamesfunds.com.

Price/Earnings ratio is a valuation of a company’s current share price compared to its per-share earnings.

Standard deviation is a measure of the dispersion of a set of data from its mean and is one of the key fundamental risk measures used in the financial services industry.

Credit ratings apply the underlying holdings of the Fund, and not to the Fund itself. Moody’s studies the financial condition of an entity to ascertain its creditworthiness. The credit ratings reflect the rating agency's opinion of the holdings financial condition and histories. The ratings shown are all considered investment grade and are listed by highest to lowest in percentage of what the Fund holds.

Soft dollar arrangements involve using client brokerage commissions to purchase research intended to help managers make investment decisions.

Diversification does not eliminate the risk of experiencing investment loss.

ALPS Distributors, Inc. 1290 Broadway, Ste. 1100, Denver, CO 80203 (Member FINRA). ALPS is not affiliated with James Investment Research, Inc.

The NASDAQ Composite Index is the market capitalization-weighted index of approximately 3,000 common equities listed on the NASDAQ stock exchange. The types of securities in the index include American depositary receipts, common stocks, real estate investment trusts (REITs) and tracking stocks, as well as limited partnership interests. The index includes all NASDAQ-listed stocks that are not derivatives, preferred shares, funds, exchange-traded funds (ETFs) or debenture securities. The Index returns do not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Semi-Annual Report | December 31, 2017	1

Growth of $10,000 or $50,000 Charts	James Advantage Funds

December 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Balanced: Golden Rainbow Fund – Retail Class

James Balanced: Golden Rainbow Fund – Retail Class Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception(2)
James Balanced: Golden Rainbow – Retail Class	6.04%	5.83%	5.67%	7.78%
S&P 500® Index	21.83%	15.79%	8.50%	9.89%
Blended Index(1)	9.97%	8.26%	6.39%	8.09%
Russell 2000® Index	14.65%	14.12%	8.71%	10.22%
Barclays Capital U.S. Intermediate Government/Credit Bond Index	2.14%	1.50%	3.32%	5.32%

(1)	The Blended Index is comprised of a 25% weighting in the S&P 500® Index, a 25% weighting in the Russell 2000® Index and a 50% weighting in the Barclays Capital U.S. Intermediate Government/Credit Bond Index.

(2)	Inception was July 1, 1991.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2017, was 0.97%.

Comparison of the Change in Value of a $50,000 Investment in the James Balanced: Golden Rainbow Fund – Institutional Class

James Balanced: Golden Rainbow Fund – Institutional Class Average Annual Total Returns

	1 Year	5 Years	Since Inception(2)
James Balanced: Golden Rainbow –Institutional Class	6.30%	6.09%	9.15%
S&P 500® Index	21.83%	15.79%	18.86%
Blended Index(1)	9.97%	8.26%	11.25%
Russell 2000® Index	14.65%	14.12%	19.20%
Barclays Capital U.S. Intermediate Government/Credit Bond Index	2.14%	1.50%	3.26%

(1)	The Blended Index is comprised of a 25% weighting in the S&P 500® Index, a 25% weighting in the Russell 2000® Index and a 50% weighting in the Barclays Capital U.S. Intermediate Government/Credit Bond Index.

(2)	Inception was March 2, 2009.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2017, was 0.72%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks of the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index, an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

The S&P 500® Index, Russell 2000® Index, Barclays Capital U.S. Intermediate Government/Credit Bond Index and Blended Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

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James Advantage Funds	Growth of $10,000 or $50,000 Charts

December 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Small Cap Fund

James Small Cap Fund

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception(1)
James Small Cap Fund	6.57%	10.62%	6.79%	8.31%
Russell 2000® Index	14.65%	14.12%	8.71%	9.43%

(1)	Fund inception was October 2, 1998.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2017, was 1.52%.

Comparison of the Change in Value of a $10,000 Investment in the James Mid Cap Fund

James Mid Cap Fund

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception(1)
James Mid Cap Fund	14.66%	11.24%	6.71%	6.47%
S&P MidCap 400® Value Index	12.32%	14.83%	9.46%	9.08%

(1)	Fund inception was June 30, 2006.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2017, was 1.52%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

Mid, Small and Micro Cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The Mid Cap Fund invests in stocks of mid-cap companies which tend to be more volatile and can be less liquid than stocks of large-cap companies. Diversification does not guarantee a profit or protect against loss. Current and future portfolio holdings are subject to risk.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks of the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index, an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization.

The S&P MidCap 400® Value Index is a recognized, unmanaged index of mid cap stocks considered to be value stocks using Standard and Poor’s methodology.

The Russell 2000® Index and S&P MidCap Value 400® Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Semi-Annual Report | December 31, 2017	5

Growth of $10,000 or $50,000 Charts	James Advantage Funds

December 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Micro Cap Fund

James Micro Cap Fund

Average Annual Total Returns

	1 Year	5 Year	Since Inception(1)
James Micro Cap Fund	2.92%	14.63%	12.09%
Russell Microcap® Index	13.17%	14.29%	14.45%

(1)	Fund inception was July 1, 2010.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2017, was 1.52%.

Comparison of the Change in Value of a $10,000 Investment in the James Aggressive Allocation Fund

James Aggressive Allocation Fund

Average Annual Total Returns

	1 Year	Since Inception(2)
James Aggressive Allocation Fund	11.45%	4.31%
Russell 3000® Index	21.13%	12.33%
Blended Index(1)	14.88%	9.18%

(1)	The Blended Index is comprised of a 35% weighting in the Barclays U.S. Aggregate Government/Credit Bond Index and a 65% weighting in the Russell 3000® Index.
(2)	Fund inception was July 1, 2015.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2017, was 1.01%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

Mid, Small and Micro Cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

The Russell 3000® Index is a stock market index of U.S. stocks. The index measures the performance of 3,000 publicly held U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Government/Credit Bond Index (an unmanaged index generally representative of dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity greater than one year).

The Russell Microcap® Index and the Blended Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

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James Advantage Funds	Growth of $10,000 or $50,000 Charts

December 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Long-Short Fund

James Long-Short Fund

Average Annual Total Returns

	1 Year	5 Years	Since Inception(1)
James Long -Short Fund	13.48%	8.22%	6.80%
S&P 500® Index	21.83%	15.79%	13.70%

(1)	Fund inception was May 23, 2011.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2017, was 1.58%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

Short selling incurs significant additional risk; theoretically, stocks sold short have unlimited upside risk potential. In addition, this strategy depends on the Adviser’s ability to correctly identify undervalued and overvalued stocks, and that the stock markets are reasonable and efficient. Periods of extreme volatility may harm the performance of this product. The Long-Short Fund may have a high portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger current tax liability.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation.

The S&P 500® Index is a widely recognized unmanaged index of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index return does not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Semi-Annual Report | December 31, 2017	7

Representation of Schedules of Investments	James Advantage Funds

December 31, 2017 (Unaudited)

The illustrations below provide the industry sectors for the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund and James Long-Short Fund.

James Balanced: Golden Rainbow Fund - Industry Sector Allocation (% of Net Assets)*

James Mid Cap Fund - Industry Sector Allocation (% of Net Assets)*

James Aggressive Allocation Fund - Industry Sector Allocation (% of Net Assets)*

James Small Cap Fund - Industry Sector Allocation (% of Net Assets)*

James Micro Cap Fund - Industry Sector Allocation (% of Net Assets)*

James Long-Short Fund - Industry Sector Allocation (% of Net Assets)*

(Cash and Cash Equivalents and Other Assets in Excess of Liabilities not included)

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

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James Advantage Funds	Disclosure of Fund Expenses

December 31, 2017 (Unaudited)

Example. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions, and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2017 through December 31, 2017.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio Annualized December 31, 2017(a)	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expense Paid During Period(b)
James Balanced: Golden Rainbow Fund
Retail Class Actual	0.99%	$1,000.00	$1,046.20	$5.11
Retail Class Hypothetical (5% return before expenses)	0.99%	$1,000.00	$1,020.21	$5.04

Institutional Class Actual	0.74%	$1,000.00	$1,047.60	$3.82
Institutional Class Hypothetical (5% return before expenses)	0.74%	$1,000.00	$1,021.48	$3.77

James Small Cap Fund
Actual	1.50%	$1,000.00	$1,117.80	$8.01
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

James Mid Cap Fund
Actual	1.50%	$1,000.00	$1,105.80	$7.96
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

James Micro Cap Fund
Actual	1.50%	$1,000.00	$1,075.70	$7.85
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

James Aggressive Allocation Fund
Actual	0.98%	$1,000.00	$1,097.80	$5.18
Hypothetical (5% return before expenses)	0.98%	$1,000.00	$1,020.27	$4.99

James Long-Short Fund
Actual	1.59%(c)	$1,000.00	$1,073.00	$8.31
Hypothetical (5% return before expenses)	1.59%(c)	$1,000.00	$1,017.19	$8.08

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

(c)	Dividend and interest expense on securities sold short totaled 0.09% (annualized) of average net assets for the six months ended December 31, 2017. Total annual operating expense of 1.59% includes the 0.09% of dividend and interest expense.

Semi-Annual Report | December 31, 2017	9

Schedule of Investments	James Balanced: Golden Rainbow Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-43.25%
	Basic Materials-4.63%
264,470	Avery Dennison Corp.	$30,377,024
46,200	Boise Cascade Co.	1,843,380
34,500	Carpenter Technology Corp.	1,759,155
418,265	Celanese Corp., Series A	44,787,816
273,000	Cleveland-Cliffs, Inc.*	1,968,330
274,350	Cooper Tire & Rubber Co.	9,698,272
90,000	DowDuPont, Inc.	6,409,800
18,600	Eastman Chemical Co.	1,723,104
70,095	Ferro Corp.*	1,653,541
173,050	Fortuna Silver Mines, Inc.*	903,321
116,000	Freeport-McMoRan, Inc.*	2,199,360
930,620	Golden Star Resources, Ltd.*	828,252
81,500	Harsco Corp.*	1,519,975
212,200	Hudbay Minerals, Inc.	1,867,360
53,305	Huntsman Corp.	1,774,523
23,000	Ingevity Corp.*	1,620,810
198,100	Intrepid Potash, Inc.*	942,956
37,100	Kennametal, Inc.	1,796,011
18,870	KMG Chemicals, Inc.	1,246,930
30,130	Koppers Holdings, Inc.*	1,533,617
34,300	Kraton Corp.*	1,652,231
63,060	Louisiana-Pacific Corp.*	1,655,956
16,015	LyondellBasell Industries NV, Class A	1,766,775
33,500	Materion Corp.	1,628,100
52,740	Mercer International, Inc.	754,182
74,800	Mosaic Co.	1,919,368
56,210	NL Industries, Inc.*	800,993
47,200	Norbord, Inc.	1,595,832
21,580	Schnitzer Steel Industries, Inc., Class A	722,930
174,900	SSR Mining, Inc.*	1,537,371
23,700	Trinseo SA	1,720,620
62,600	United States Steel Corp.	2,202,894
45,000	Universal Forest Products, Inc.	1,692,900
		136,103,689

	Consumer, Cyclical-7.36%
34,100	AMC Networks, Inc., Class A*	1,844,128
132,100	American Eagle Outfitters, Inc.	2,483,480
30,150	Atlas Air Worldwide Holdings, Inc.*	1,768,297
31,800	AutoNation, Inc.*	1,632,294
183,060	Avianca Holdings SA, Sponsored ADR	1,449,835
531,610	Best Buy Co., Inc.	36,399,337
262,195	Big Lots, Inc.	14,722,249
96,695	Builders FirstSource, Inc.*	2,106,984
17,300	Burlington Stores, Inc.*	2,128,419
39,900	Camping World Holdings, Inc., Class A	1,784,727
73,030	Century Communities, Inc.*	2,271,233
15,315	Children's Place, Inc.	2,226,035
60,060	China Yuchai International, Ltd.	1,441,440
26,200	Deckers Outdoor Corp.*	2,102,550
37,525	DR Horton, Inc.	1,916,402
90,700	DSW, Inc., Class A	1,941,887
94,440	Fiat Chrysler Automobiles NV	1,684,810

See Notes to Financial Statements.

10	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
42,520	Flexsteel Industries, Inc.	$1,989,086
746,470	Ford Motor Co.	9,323,410
65,600	Gap, Inc.	2,234,336
40,460	General Motors Co.	1,658,455
111,800	Gray Television, Inc.*	1,872,650
21,400	Group 1 Automotive, Inc.	1,518,758
30,060	Hamilton Beach Brands Holding Co., Class A	772,241
44,930	Haverty Furniture Cos., Inc.	1,017,664
230,310	Hawaiian Holdings, Inc.	9,177,853
38,240	Insight Enterprises, Inc.*	1,464,210
74,000	Interface, Inc.	1,861,100
43,300	International Speedway Corp., Class A	1,725,505
9,960	Johnson Outdoors, Inc., Class A	618,416
34,400	KAR Auction Services, Inc.	1,737,544
59,410	KB Home	1,898,149
62,710	Kimball International, Inc., Class B	1,170,796
41,400	Kohl's Corp.	2,245,122
61,880	M/I Homes, Inc.*	2,128,672
96,200	Macy's, Inc.	2,423,278
56,268	MDC Holdings, Inc.	1,793,824
32,475	Meredith Corp.	2,144,974
158,090	Meritage Homes Corp.*	8,094,208
30,900	Michael Kors Holdings, Ltd.*	1,945,155
92,600	Michaels Cos., Inc.*	2,239,994
99,470	MSG Networks, Inc., Class A*	2,014,267
98,700	New York Times Co., Class A	1,825,950
500	NVR, Inc.*	1,754,110
545,950	Office Depot, Inc.	1,932,663
28,500	Patrick Industries, Inc.*	1,979,325
63,300	Penn National Gaming, Inc.*	1,983,189
36,300	Penske Automotive Group, Inc.	1,736,955
139,440	Pier 1 Imports, Inc.	577,282
14,700	Polaris Industries, Inc.	1,822,653
55,500	PulteGroup, Inc.	1,845,375
19,900	Ralph Lauren Corp.	2,063,431
33,500	Rush Enterprises, Inc., Class A*	1,702,135
98,900	Sally Beauty Holdings, Inc.*	1,855,364
21,100	Scripps Networks Interactive, Inc., Class A	1,801,518
35,100	Sensata Technologies Holding NV*	1,793,961
25,300	Signet Jewelers, Ltd.	1,430,715
54,100	Skechers U.S.A., Inc., Class A*	2,047,144
36,290	SkyWest, Inc.	1,926,999
26,600	SodaStream International, Ltd.*	1,871,044
54,600	SPX Corp.*	1,713,894
44,463	Systemax, Inc.	1,479,284
29,100	Target Corp.	1,898,775
142,800	TEGNA, Inc.	2,010,624
13,135	Thor Industries, Inc.	1,979,707
115,150	Tilly's, Inc., Class A	1,699,614
50,000	Time Warner, Inc.	4,573,500
37,100	Toll Brothers, Inc.	1,781,542
96,400	TRI Pointe Group, Inc.*	1,727,488
28,725	United Continental Holdings, Inc.*	1,936,065
149,005	Wal-Mart Stores, Inc.	14,714,244

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	11

Schedule of Investments	James Balanced: Golden Rainbow Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
35,600	Winnebago Industries, Inc.	$1,979,360
63,800	Wolverine World Wide, Inc.	2,033,944
		216,451,628

	Consumer, Non-cyclical-4.83%
18,000	AbbVie, Inc.	1,740,780
40,200	Amn Healthcare Services Inc*	1,979,850
79,625	Anthem, Inc.	17,916,421
9,700	Boston Beer Co., Inc., Class A*	1,853,670
17,800	Centene Corp.*	1,795,664
68,200	Convergys Corp.	1,602,700
14,800	Dun & Bradstreet Corp.	1,752,468
40,300	Energizer Holdings, Inc.	1,933,594
27,835	Express Scripts Holding Co.*	2,077,604
41,000	FTI Consulting, Inc.*	1,761,360
174,100	Gannett Co., Inc.	2,017,819
97,150	Grand Canyon Education, Inc.*	8,697,839
36,900	Halyard Health, Inc.*	1,704,042
30,030	Heidrick & Struggles International, Inc.	737,236
19,500	Helen of Troy, Ltd.*	1,878,825
120,500	Horizon Pharma PLC*	1,759,300
20,895	John B Sanfilippo & Son, Inc.	1,321,609
45,010	K12, Inc.*	715,659
27,700	Kellogg Co.	1,883,046
110,690	Kelly Services, Inc., Class A	3,018,516
40,700	Korn/Ferry International	1,684,166
66,070	Lantheus Holdings, Inc.*	1,351,131
20,400	Magellan Health, Inc.*	1,969,620
143,758	ManpowerGroup, Inc.	18,129,321
20,560	Medifast, Inc.	1,435,294
28,000	On Assignment, Inc.*	1,799,560
700,000	Pfizer, Inc.	25,354,000
55,400	Pilgrim's Pride Corp.*	1,720,724
56,380	RPX Corp.	757,747
112,969	Sanderson Farms, Inc.	15,677,838
38,700	Schweitzer-Mauduit International, Inc.	1,755,432
380	Seaboard Corp.	1,675,800
52,200	Tivity Health, Inc.*	1,907,910
41,200	TriNet Group, Inc.*	1,826,808
61,800	TrueBlue, Inc.*	1,699,500
29,200	Tupperware Brands Corp.	1,830,840
28,400	Universal Corp.	1,491,000
10,848	Valhi, Inc.	66,932
8,300	WellCare Health Plans, Inc.*	1,669,213
		141,950,838

	Energy-1.41%
89,950	Andeavor	10,284,883
86,600	Carrizo Oil & Gas, Inc.*	1,842,848
150,500	Cenovus Energy, Inc.	1,374,065
403,605	Chesapeake Energy Corp.*	1,598,276
14,300	Chevron Corp.	1,790,217
53,700	CVR Energy, Inc.	1,999,788
40,900	Devon Energy Corp.	1,693,260

See Notes to Financial Statements.

12	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Energy (continued)
100,900	Diamond Offshore Drilling, Inc.*	$1,875,731
54,100	Exterran Corp.*	1,700,904
92,540	FutureFuel Corp.	1,303,889
39,800	HollyFrontier Corp.	2,038,556
26,700	Marathon Petroleum Corp.	1,761,666
226,100	McDermott International, Inc.*	1,487,738
57,700	Murphy Oil Corp.	1,791,585
23,400	Murphy USA, Inc.*	1,880,424
187,000	SRC Energy, Inc.*	1,595,110
88,890	Star Group LP	955,568
231,400	Transocean, Ltd.*	2,471,352
20,700	Valero Energy Corp.	1,902,537
		41,348,397

	Financial-9.22%
32,290	AerCap Holdings NV*	1,698,777
20,200	Aflac, Inc.	1,773,156
39,100	Air Lease Corp.	1,880,319
17,000	Allstate Corp.	1,780,070
63,755	Ally Financial, Inc.	1,859,096
57,200	American Equity Investment Life Holding Co.	1,757,756
96,293	American Financial Group, Inc.	10,451,642
10,600	Ameriprise Financial, Inc.	1,796,382
180,920	Ashford Hospitality Trust, Inc., REIT	1,217,592
69,700	Associated Banc-Corp	1,770,380
46,580	Assured Guaranty, Ltd.	1,577,665
72,140	B. Riley Financial, Inc.	1,305,734
62,080	Bank of America Corp.	1,832,602
79,000	Bank of Montreal	6,321,580
110,700	BGC Partners, Inc., Class A	1,672,677
18,700	Capital One Financial Corp.	1,862,146
41,225	CBRE Group, Inc., Class A*	1,785,455
8,200	Cigna Corp.	1,665,338
37,300	CIT Group, Inc.	1,836,279
23,200	Citigroup, Inc.	1,726,312
44,800	Citizens Financial Group, Inc.	1,880,704
70,600	CNO Financial Group, Inc.	1,743,114
21,800	Comerica, Inc.	1,892,458
67,500	CoreCivic, Inc., REIT	1,518,750
39,230	CorEnergy Infrastructure Trust, Inc., REIT	1,498,586
6,020	Credit Acceptance Corp.*	1,947,350
213,310	CYS Investments, Inc., REIT	1,712,879
25,400	Discover Financial Services	1,953,768
35,300	Employers Holdings, Inc.	1,567,320
35,200	Encore Capital Group, Inc.*	1,481,920
80,320	Enova International, Inc.*	1,220,864
40,705	Essent Group, Ltd.*	1,767,411
21,785	Evercore Partners, Inc., Class A	1,960,650
123,300	EZCORP, Inc., Class A*	1,504,260
54,600	Federated Investors, Inc., Class B	1,969,968
30,500	First American Financial Corp.	1,709,220
338,065	First BanCorp*	1,724,131
96,700	Forestar Group, Inc.*	2,127,400
115,750	Franklin Resources, Inc.	5,015,447

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	13

Schedule of Investments	James Balanced: Golden Rainbow Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Financial (continued)
63,500	GEO Group, Inc., REIT	$1,498,600
7,070	Goldman Sachs Group, Inc.	1,801,153
30,400	Green Dot Corp., Class A*	1,831,904
41,190	Houlihan Lokey, Inc.	1,871,262
47,600	Invesco, Ltd.	1,739,304
48,800	Janus Henderson Group PLC	1,867,088
421,525	JPMorgan Chase & Co.	45,077,883
124,800	Ladder Capital Corp., REIT	1,701,024
44,100	Legg Mason, Inc.	1,851,318
62,600	LGI Homes, Inc.*	4,696,878
22,460	Lincoln National Corp.	1,726,500
59,070	Maui Land & Pineapple Co., Inc.*	1,021,911
36,200	McGrath RentCorp	1,700,676
126,555	MGIC Investment Corp.*	1,785,691
40,300	Moelis & Co., Class A	1,954,550
34,155	Morgan Stanley	1,792,113
15,310	MutualFirst Financial, Inc.	590,201
93,655	Nationstar Mortgage Holdings, Inc.*	1,732,618
377,630	Nelnet, Inc., Class A	20,686,571
96,145	New Residential Investment Corp., REIT	1,719,073
109,100	OM Asset Management PLC	1,827,425
35,920	People's Utah Bancorp	1,088,376
17,880	Piper Jaffray Cos.	1,542,150
32,500	Potlatch Corp., REIT	1,621,750
115,000	Principal Financial Group, Inc.	8,114,400
15,000	Prudential Financial, Inc.	1,724,700
84,255	Radian Group, Inc.	1,736,496
11,200	Reinsurance Group of America, Inc.	1,746,416
101,500	Santander Consumer U.S.A. Holdings, Inc.	1,889,930
18,700	State Street Corp.	1,825,307
32,300	Stifel Financial Corp.	1,923,788
52,100	Synchrony Financial	2,011,581
18,000	T Rowe Price Group, Inc.	1,888,740
100,700	Third Point Reinsurance, Ltd.*	1,475,255
203,170	Torchmark Corp.	18,429,551
83,420	TPG Specialty Lending, Inc.	1,651,716
12,500	Travelers Cos., Inc.	1,695,500
109,900	Two Harbors Investment Corp., REIT	1,786,974
506,960	Unum Group	27,827,034
87,400	Waddell & Reed Financial, Inc., Class A	1,952,516
31,010	Walker & Dunlop, Inc.*	1,472,975
88,100	Western Union Co.	1,674,781
3,531	World Acceptance Corp.*	285,022
79,500	Xenia Hotels & Resources, Inc., REIT	1,716,405
		271,322,264

	Industrial-6.05%
110,560	Advanced Emissions Solutions, Inc.	1,068,010
38,500	Allison Transmission Holdings, Inc.	1,658,195
434,490	American Axle & Manufacturing Holdings, Inc.*	7,399,365
27,300	Applied Industrial Technologies, Inc.	1,859,130
17,395	Aptiv PLC	1,475,618
19,160	ArcBest Corp.	684,970
24,970	Argan, Inc.	1,123,650

See Notes to Financial Statements.

14	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Industrial (continued)
33,000	Armstrong World Industries, Inc.*	$1,998,150
13,400	Autoliv, Inc.	1,702,872
20,700	Belden, Inc.	1,597,419
32,200	BorgWarner, Inc.	1,645,098
69,300	Briggs & Stratton Corp.	1,758,141
53,560	CAI International, Inc.*	1,516,819
72,130	Casella Waste Systems, Inc., Class A*	1,660,433
12,100	Caterpillar, Inc.	1,906,718
130,700	CNH Industrial NV	1,751,380
18,800	Columbus McKinnon Corp.	751,624
9,765	Cummins, Inc.	1,724,890
54,755	Dana, Inc.	1,752,708
22,500	Deere & Co.	3,521,475
5,798	Delphi Automotive PLC*	304,239
233,835	DHT Holdings, Inc.	839,468
20,800	EMCOR Group, Inc.	1,700,400
15,130	Encore Wire Corp.	736,074
29,140	GATX Corp.	1,811,342
34,200	Generac Holdings, Inc.*	1,693,584
67,000	Global Brass & Copper Holdings, Inc.	2,217,700
33,480	Greenbrier Cos., Inc.	1,784,484
49,700	H&E Equipment Services, Inc.	2,020,305
32,700	ITT, Inc.	1,745,199
16,200	Kadant, Inc.	1,626,480
34,950	Kimball Electronics, Inc.*	637,837
9,600	Lear Corp.	1,695,936
690,890	Magna International, Inc.	39,152,736
38,730	MasTec, Inc.*	1,895,834
59,200	Matson, Inc.	1,766,528
64,155	Meritor, Inc.*	1,505,076
37,100	Methode Electronics, Inc.	1,487,710
96,230	Milacron Holdings Corp.*	1,841,842
74,300	Modine Manufacturing Co.*	1,500,860
15,030	NACCO Industries, Inc., Class A	565,880
72,870	OMNOVA Solutions, Inc.*	728,700
19,385	Oshkosh Corp.	1,761,903
70,630	Owens-Illinois, Inc.*	1,565,867
9,100	Parker-Hannifin Corp.	1,816,178
60,400	Primoris Services Corp.	1,642,276
75,190	Quad Graphics, Inc.	1,699,294
46,600	Quanta Services, Inc.*	1,822,526
64,970	Stoneridge, Inc.*	1,485,214
30,085	Tenneco, Inc.	1,761,176
36,000	Timken Co.	1,769,400
56,550	Tower International, Inc.	1,727,603
16,400	Trex Co., Inc.*	1,777,596
64,200	TriMas Corp.*	1,717,350
52,500	Trinity Industries, Inc.	1,966,650
63,100	Tutor Perini Corp.*	1,599,585
225,585	United Rentals, Inc.*	38,780,317
54,900	Vectrus, Inc.*	1,693,665
13,375	Visteon Corp.*	1,673,748
28,600	WestRock Co.	1,807,806

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	15

Schedule of Investments	James Balanced: Golden Rainbow Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Industrial (continued)
15,685	Zebra Technologies Corp., Class A*	$1,628,103
		177,511,136

	Technology-8.67%
733,837	ACCO Brands Corp.*	8,952,811
9,600	Amgen, Inc.	1,669,440
148,525	Amkor Technology, Inc.*	1,492,676
9,600	Apple, Inc.	1,624,608
29,860	Applied Materials, Inc.	1,526,443
337,600	Arrow Electronics, Inc.*	27,146,416
42,600	Avnet, Inc.	1,687,812
50,800	Axcelis Technologies, Inc.*	1,457,960
5,400	Biogen, Inc.*	1,720,278
32,520	Blucora, Inc.*	718,692
49,875	Brooks Automation, Inc.	1,189,519
55,000	Cabot Microelectronics Corp.	5,174,400
12,900	CACI International, Inc., Class A*	1,707,315
487,810	Corning, Inc.	15,605,042
101,000	Cypress Semiconductor Corp.	1,539,240
266,500	Deluxe Corp.	20,477,860
49,900	Diodes, Inc.*	1,430,633
44,890	Ducommun, Inc.*	1,277,120
18,200	DXC Technology Co.	1,727,180
51,840	Entegris, Inc.	1,578,528
63,500	Exelixis, Inc.*	1,930,400
142,900	Extreme Networks, Inc.*	1,789,108
27,640	First Solar, Inc.*	1,866,253
92,600	Flex, Ltd.*	1,665,874
97,800	FormFactor, Inc.*	1,530,570
28,500	Garmin, Ltd.	1,697,745
22,800	Gilead Sciences, Inc.	1,633,392
79,000	HP, Inc.	1,659,790
497,600	Intel Corp.	22,969,216
23,370	InterDigital, Inc.	1,779,625
11,100	International Business Machines Corp.	1,702,962
153,300	Iridium Communications, Inc.*	1,808,940
61,000	Jabil, Inc.	1,601,250
47,740	KEMET Corp.*	718,964
15,800	KLA-Tencor Corp.	1,660,106
71,765	Kulicke & Soffa Industries, Inc.*	1,746,401
8,000	Lam Research Corp.	1,472,560
26,900	Leidos Holdings, Inc.	1,736,933
21,200	LivaNova PLC*	1,694,304
30,900	Maxim Integrated Products, Inc.	1,615,452
18,500	Microchip Technology, Inc.	1,625,780
38,370	Micron Technology, Inc.*	1,577,774
15,870	MKS Instruments, Inc.	1,499,715
18,290	Motorola Solutions, Inc.	1,652,319
37,700	NetApp, Inc.	2,085,564
17,500	Northrop Grumman Corp.	5,370,925
27,210	Nova Measuring Instruments, Ltd.*	705,011
264,340	Orbotech, Ltd.*	13,280,442
85,720	PC Connection, Inc.	2,246,721
29,800	Qualys, Inc.*	1,768,630

See Notes to Financial Statements.

16	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Technology (continued)
88,600	Sabre Corp.	$1,816,300
43,700	ScanSource, Inc.*	1,564,460
45,500	Seagate Technology PLC	1,903,720
20,500	Spirit AeroSystems Holdings, Inc., Class A	1,788,625
46,600	Synaptics, Inc.*	1,861,204
262,650	SYNNEX Corp.	35,707,268
72,100	Syntel, Inc.*	1,657,579
18,120	TE Connectivity, Ltd.	1,722,125
9,100	Teledyne Technologies, Inc.*	1,648,465
38,710	Teradyne, Inc.	1,620,788
17,100	Texas Instruments, Inc.	1,785,924
30,500	T-Mobile US, Inc.*	1,937,055
52,425	Tower Semiconductor, Ltd.*	1,786,644
53,200	Triumph Group, Inc.	1,447,040
33,160	Ultra Clean Holdings, Inc.*	765,664
10,000	Universal Display Corp.	1,726,500
79,900	Vishay Intertechnology, Inc.	1,657,925
72,400	Web.com Group, Inc.*	1,578,320
26,900	Wesco International, Inc.*	1,833,235
19,635	Western Digital Corp.	1,561,572
59,000	Xerox Corp.	1,719,850
		254,886,962

	Utilities-1.08%
75,400	Atlantica Yield PLC	1,599,234
289,850	CenterPoint Energy, Inc.	8,220,146
21,300	Edison International	1,347,012
11,542	Entergy Corp.	939,403
50,900	FirstEnergy Corp.	1,558,558
10,424	IDACORP, Inc.	952,337
67,600	NRG Energy, Inc.	1,925,248
45,300	OGE Energy Corp.	1,490,823
97,210	Pinnacle West Capital Corp.	8,280,348
117,420	PNM Resources, Inc.	4,749,639
20,483	Portland General Electric Co.	933,615
		31,996,363

TOTAL COMMON STOCKS
(Cost $919,639,029)		1,271,571,277

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-0.79%
92,910	iShares® MSCI All Peru Capped ETF	3,807,452
35,000	iShares® MSCI Brazil Capped ETF	1,415,750
109,760	iShares® MSCI Canada ETF	3,253,286
94,410	iShares® MSCI Chile Capped ETF	4,924,426
15,590	iShares® MSCI Philippines ETF	605,204
10,000	iShares® MSCI South Korea Capped ETF	749,300
30,000	iShares® MSCI Taiwan Capped ETF	1,086,300
454,760	iShares® Silver Trust ETF*	7,271,612

TOTAL EXCHANGE TRADED FUNDS
(Cost $18,168,432)		23,113,330

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	17

Schedule of Investments	James Balanced: Golden Rainbow Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
CORPORATE BONDS-11.66%
	Basic Materials-0.05%
$1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	$1,561,284

	Consumer, Cyclical-0.69%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,954,266
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,047,123
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,765,890
785,000	McDonald's Corp., 5.700%, 2/1/39	989,423
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,541,482
		20,298,184
	Consumer, Non-cyclical-1.63%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,381,981
1,950,000	Dr Pepper Snapple Group, Inc., 2.530%, 11/15/21	1,945,880
3,000,000	Hershey Co., 4.125%, 12/1/20	3,155,089
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,252,782
5,000,000	Merck & Co., Inc., 2.800%, 5/18/23	5,040,858
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	11,112,053
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	10,129,969
		48,018,612
	Energy-1.55%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,037,188
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,124,266
8,271,000	Chevron Corp., 3.326%, 11/17/25	8,508,066
2,000,000	Phillips 66, 4.300%, 4/1/22	2,125,421
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	5,013,222
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,965,580
2,625,000	Shell International Finance BV, 4.375%, 5/11/45	2,948,756
10,000,000	Statoil ASA, 2.250%, 11/8/19	9,998,062
		45,720,561
	Financial-3.88%
8,000,000	Aflac, Inc., 3.625%, 11/15/24	8,366,121
3,000,000	American Express Credit Corp., 2.125%, 7/27/18	3,003,519
5,250,000	American Express Credit Corp., 2.600%, 9/14/20	5,276,211
5,000,000	Australia & New Zealand Banking Group, Ltd., 2.625%, 5/19/22	4,983,085
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,503,283
10,000,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	9,953,150
10,000,000	Goldman Sachs Group, Inc., 2.600%, 4/23/20	10,013,033
10,000,000	HSBC Holdings PLC, 4.000%, 3/30/22	10,444,424
11,000,000	JPMorgan Chase & Co., 4.250%, 10/15/20	11,532,890
5,000,000	National Australia Bank, Ltd., 2.500%, 5/22/22	4,960,458
5,000,000	National Rural Utilities Cooperative Finance Corp., 2.450%, 6/15/22	4,917,206
15,956,000	PNC Bank NA, 1.950%, 3/4/19	15,926,843
6,000,000	PNC Bank NA, 2.950%, 2/23/25	5,986,468
5,305,000	US Bank NA Cincinnati, 3M US L + 0.32%, 1/24/20(a)	5,319,734
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	4,997,249
		114,183,674
	Industrial-0.87%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,614,925
10,000,000	General Electric Co., 3M US L + 0.80%, 4/15/20(a)	10,087,090
1,000,000	General Electric Co., 2.700%, 10/9/22	998,333
2,000,000	General Electric Co., 6.875%, 1/10/39	2,879,929
5,000,000	United Parcel Service, Inc., 2.350%, 5/16/22	4,976,897

See Notes to Financial Statements.

18	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Industrial (continued)
$5,000,000	United Technologies Corp., 3.100%, 6/1/22	$5,092,188
		25,649,362
	Technology-2.80%
8,000,000	Alphabet, Inc., 3.625%, 5/19/21	8,373,939
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,381,309
10,000,000	Apple, Inc., 3M US L + 0.20%, 2/7/20(a)	10,019,422
4,840,000	Gilead Sciences, Inc., 4.600%, 9/1/35	5,449,894
5,000,000	Intel Corp., 3.300%, 10/1/21	5,184,658
5,000,000	Intel Corp., 2.875%, 5/11/24	5,044,774
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,809,899
9,000,000	Microsoft Corp., 1.850%, 2/6/20	8,972,891
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,674,854
7,266,000	Oracle Corp., 2.500%, 10/15/22	7,255,040
6,000,000	Oracle Corp., 2.400%, 9/15/23	5,924,005
10,000,000	QUALCOMM, Inc., 4.650%, 5/20/35	10,754,469
		81,845,154
	Utilities-0.19%
1,000,000	Georgia Power Co., 5.400%, 6/1/18	1,014,396
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,700,920
		5,715,316
TOTAL CORPORATE BONDS
(Cost $337,572,087)		342,992,147

Shares or Principal Amount		Value
MUNICIPAL BONDS- 6.72%
	Connecticut-0.20%
5,350,000	State of Connecticut, Series D, 5.000%, 11/1/25	5,930,101

	Florida-0.46%
10,775,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series C, 5.000%, 6/1/23	12,581,321
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,024,630
		13,605,951
	Georgia-0.30%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, Partially Prefunded, 4.500%, 1/1/29(b)	3,081,270
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	5,780,900
		8,862,170
	Hawaii-0.35%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,298,880

	Illinois-0.04%
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,002,210

	Maryland-0.17%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,089,700

	Ohio-2.09%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,607,418
6,395,000	City of Cincinnati General Obligation Unlimited Bonds, Series A,, 3.000%, 12/1/27	6,660,776
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,822,126
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,229,300
5,000,000	Greenville City School District General Obligation Unlimited Bonds (School Improvement): 5.000%, 1/1/46	5,506,400

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	19

Schedule of Investments	James Balanced: Golden Rainbow Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Ohio (continued)
$11,000,000	5.500%, 1/1/51	$12,071,400
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), Prerefunded 12/1/18 @ 100, 5.000%, 12/1/33(b)	1,134,903
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), Prefunded 6/1/18 @ 100, 5.000%, 12/1/26(b)	507,180
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,211,430
105,000	Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @ 100, 5.000%, 12/1/28(b)	108,332
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	586,700
	State of Ohio General Obligation Unlimited Bonds, Series A, Prefunded 3/1/18 @ 100:
365,000	5.375%, 9/1/28(b)	367,347
635,000	5.375%, 9/1/28(b)	639,083
3,475,000	State of Ohio General Obligation Unlimited Bonds, Series C, 5.000%, 9/1/19	3,668,418
6,900,000	State of Ohio General Obligation Unlimited Bonds, Series S, 5.000%, 5/1/28	8,450,844
105,000	The Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @ 100, 5.000%, 12/1/28(b)	108,332
790,000	The Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @100, 5.000%, 12/1/28(b)	815,067
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,006,830
		61,501,886
	Pennsylvania-1.55%
	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series:
12,005,000	5.000%, 3/15/25	14,161,578
7,050,000	5.000%, 9/15/26	8,542,908
20,000,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, Prefunded 6/1/22 @ 100, 5.000%, 6/1/24	22,738,400
		45,442,886
	Tennessee-0.19%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,612,650

	Texas-0.79%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), Prefunded 2/15/18 @ 100, 5.000%, 2/15/37(b)	1,004,230
5,000,000	Houston Texas Independent School District General Obligation Limited Bonds, Series A, 5.000%, 2/15/28	6,093,450
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	5,773,590
7,620,000	Transportation Community Mobility General Obligation Unlimited Bonds, Series A, 5.000%, 10/1/25	9,288,933
	Tyler Independent School District General Obligation Unlimited Bonds, Prefunded 2/15/18 @ 100:
475,000	5.000%, 2/15/34(b)	476,786
290,000	5.000%, 2/15/34(b)	291,090
235,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded 2016, 5.000%, 2/15/34	235,971
		23,164,050
	Washington-0.39%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,219,800
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,251,929
		11,471,729
	Wisconsin-0.19%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, Prefunded 5/1/21 @ 100, 5.000%, 5/1/25(b)	5,517,850

TOTAL MUNICIPAL BONDS
(Cost $194,509,739)		197,500,063

See Notes to Financial Statements.

20	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-8.48%
	Federal Agricultural Mortgage Corporation-0.55%
$10,000,000	3M US L + 0.08%, 1/3/22(a)	$10,019,735
6,177,000	3.150%, 11/9/27	6,104,315
		16,124,050
	Federal Farm Credit Banks-2.39%
10,000,000	1.170%, 5/16/19	9,889,510
10,000,000	2.350%, 5/2/24	9,771,470
5,725,000	2.750%, 11/6/26	5,746,572
10,000,000	3.300%, 3/22/27	10,014,580
10,000,000	2.800%, 6/2/28	9,689,090
5,000,000	3.390%, 5/20/30	4,965,985
10,000,000	3.220%, 3/26/31	10,190,130
5,000,000	3.420%, 5/27/31	4,989,255
5,000,000	3.110%, 11/1/33	5,013,550
		70,270,142
	Federal Home Loan Banks-4.41%
50,000,000	1.000%, 8/28/18	49,735,050
11,250,000	1.200%, 5/23/19	11,138,445
5,000,000	1.600%, 10/22/20	4,926,210
10,000,000	2.050%, 6/9/23	9,763,190
10,000,000	2.875%, 6/13/25	10,248,420
10,000,000	2.620%, 4/28/26	9,703,610
10,000,000	3.000%, 7/12/27	9,934,630
5,981,481	3.000%, 4/18/31	5,893,781
19,000,000	2.000%, 6/30/31(c)	18,258,297
		129,601,633
	Federal Home Loan Mortgage Corporation-0.50%
5,000,000	1.250%, 8/26/19(c)	4,970,060
10,000,000	1.800%, 4/13/20	9,929,400
		14,899,460
	Tennessee Valley Authority-0.46%
10,000,000	5.250%, 9/15/39	13,478,140

	United States Department of Housing and Urban Development-0.17%
5,000,000	2.050%, 8/1/19	4,987,780

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $251,921,733)		249,361,205

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-1.00%
	Federal National Mortgage Association-1.00%
10,020,592	3.500%, 9/1/33	10,432,596
19,717,002	2.500%, 1/1/57	18,908,633
		29,341,229
TOTAL MORTGAGE BACKED SECURITIES
(Cost $29,138,526)		29,341,229

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-25.57%
	U.S. Treasury Bonds-8.26%
$97,500,000	2.625%, 11/15/20	99,251,230

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	21

Schedule of Investments	James Balanced: Golden Rainbow Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	U.S. Treasury Bonds (continued)
$60,000,000	2.000%, 8/15/25	$58,477,569
85,000,000	2.750%, 11/15/47	85,043,776
		242,772,575
	U.S. Treasury Notes-13.82%
80,000,000	2.750%, 2/15/19	80,793,367
30,000,000	1.250%, 6/30/19	29,731,749
25,000,000	0.750%, 7/15/19	24,577,151
25,000,000	1.375%, 9/15/20	24,641,132
30,000,000	1.375%, 9/30/20	29,540,152
50,000,000	1.625%, 10/15/20	49,552,084
25,000,000	1.750%, 5/31/22	24,562,170
50,000,000	2.000%, 10/31/22	49,558,026
75,000,000	2.000%, 6/30/24	73,547,454
20,000,000	2.125%, 7/31/24	19,757,894
		406,261,179
	United States Treasury Inflation Indexed Bonds-3.49%
31,201,895	1.625%, 1/15/18	31,198,239
32,833,200	0.625%, 7/15/21	33,474,691
38,144,400	0.125%, 1/15/22	38,003,501
		102,676,431
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $754,678,014)		751,710,185

Shares or Principal Amount		Value
FOREIGN BONDS-0.91%
	Australia Government Bond-0.28%
AUD 10,000,000	5.250%, 3/15/19	8,113,511

	New Zealand Government Bond-0.37%
NZD 15,000,000	5.000%, 3/15/19	11,015,156

	Singapore Government-0.26%
SGD 10,000,000	2.250%, 6/1/21	7,616,120

TOTAL FOREIGN BONDS
(Cost $27,431,885)		26,744,787

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-1.49%
Mutual Fund-1.49%
43,797,455	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.173%	43,797,455

TOTAL SHORT TERM INVESTMENTS
(Cost $43,797,455)	43,797,455

TOTAL INVESTMENT SECURITIES-99.87%
(Cost $2,576,856,900)	2,936,131,678
OTHER ASSETS IN EXCESS OF LIABILITIES-0.13%	3,938,589
NET ASSETS- 100.00%	$2,940,070,267

See Notes to Financial Statements.

22	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments

December 31, 2017 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of December 31, 2017 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)	Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.

(c)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of December 31, 2017.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of December 31, 2017 was 1.69%

AUD - Australian Dollar

NZD - New Zealand Dollar

SGD - Singapore Dollar

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	23

Schedule of Investments	James Small Cap Fund

December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-98.59%
	Basic Materials-13.00%
24,065	Boise Cascade Co.	$960,193
18,010	Carpenter Technology Corp.	918,330
142,325	Cleveland-Cliffs, Inc.*	1,026,163
36,560	Ferro Corp.*	862,450
110,635	Hudbay Minerals, Inc.	973,588
18,815	Koppers Holdings, Inc.*	957,683
17,900	Kraton Corp.*	862,243
61,510	Mercer International, Inc.	879,593
31,190	Schnitzer Steel Industries, Inc., Class A	1,044,865
		8,485,108

	Consumer, Cyclical-31.74%
15,690	Atlas Air Worldwide Holdings, Inc.*	920,218
16,915	Big Lots, Inc.	949,777
50,435	Builders FirstSource, Inc.*	1,098,979
7,950	Children's Place, Inc.	1,155,532
39,075	China Yuchai International, Ltd.	937,800
13,620	Deckers Outdoor Corp.*	1,093,005
58,250	Gray Television, Inc.*	975,687
11,110	Group 1 Automotive, Inc.	788,477
38,580	Interface, Inc.	970,287
29,327	MDC Holdings, Inc.	934,945
17,190	Patrick Industries, Inc.*	1,193,846
33,005	Penn National Gaming, Inc.*	1,034,047
17,455	Rush Enterprises, Inc., Class A*	886,889
18,915	SkyWest, Inc.	1,004,387
13,875	SodaStream International, Ltd.*	975,968
28,450	SPX Corp.*	893,046
23,180	Systemax, Inc.	771,199
59,795	Tailored Brands, Inc.	1,305,325
50,260	TRI Pointe Group, Inc.*	900,659
31,150	William Lyon Homes, Class A*	905,842
18,575	Winnebago Industries, Inc.	1,032,770
		20,728,685

	Consumer, Non-cyclical-5.73%
33,520	Kelly Services, Inc., Class A	914,090
10,595	Magellan Health, Inc.*	1,022,947
27,235	Tivity Health, Inc.*	995,439
14,830	Universal Corp.	778,575
5,652	Valhi, Inc.	34,873
		3,745,924

	Energy-2.69%
52,635	Diamond Offshore Drilling, Inc.*	978,485
117,905	McDermott International, Inc.*	775,815
		1,754,300

	Financial-16.82%
29,830	American Equity Investment Life Holding Co.	916,676
100,065	BBX Capital Corp.	797,518
35,195	CoreCivic, Inc., REIT	791,887

See Notes to Financial Statements.

24	www.jamesfunds.com

James Small Cap Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares		Value
	Financial (continued)
18,320	Encore Capital Group, Inc.*	$771,272
21,505	Houlihan Lokey, Inc.	976,972
77,770	iStar, Inc., REIT*	878,801
13,515	LGI Homes, Inc.*	1,014,030
10,175	Meta Financial Group, Inc.	942,714
21,015	Moelis & Co., Class A	1,019,228
12,595	Piper Jaffray Cos.	1,086,319
24,365	SP Plus Corp.*	903,942
41,430	Xenia Hotels & Resources, Inc., REIT	894,474
		10,993,833

	Industrial-15.04%
49,110	American Axle & Manufacturing Holdings, Inc.*	836,343
19,855	Encore Wire Corp.	965,946
17,490	Greenbrier Cos., Inc.	932,217
25,900	H&E Equipment Services, Inc.	1,052,835
8,425	Kadant, Inc.	845,870
33,455	Meritor, Inc.*	784,854
50,175	Milacron Holdings Corp.*	960,349
38,750	Modine Manufacturing Co.*	782,750
31,455	Primoris Services Corp.	855,261
39,250	Quad Graphics, Inc.	887,050
15,660	Tenneco, Inc.	916,736
		9,820,211

	Technology-12.31%
68,450	ACCO Brands Corp.*	835,090
42,595	Blucora, Inc.*	941,349
11,143	Deluxe Corp.	856,228
79,960	Iridium Communications, Inc.*	943,528
31,415	Nova Measuring Instruments, Ltd.*	813,963
22,180	Orbotech, Ltd.*	1,114,323
37,620	Syntel, Inc.*	864,884
36,650	Ultra Clean Holdings, Inc.*	846,249
37,755	Web.com Group, Inc.*	823,059
		8,038,673

	Utilities-1.26%
20,310	PNM Resources, Inc.	821,540
		821,540

TOTAL COMMON STOCKS
(Cost $55,507,253)		64,388,274

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	25

Schedule of Investments	James Small Cap Fund

December 31, 2017 (Unaudited)

Shares	Value
SHORT TERM INVESTMENTS-1.48%
Mutual Fund-1.48%
969,593	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.173%	$969,593

TOTAL SHORT TERM INVESTMENTS
(Cost $969,593)	969,593

TOTAL INVESTMENT SECURITIES- 100.07%
(Cost $56,476,846)	65,357,867
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.07)%	(47,398)
NET ASSETS-100.00%	$65,310,469

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Financial Statements.

26	www.jamesfunds.com

James Mid Cap Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-98.12%
	Basic Materials-11.01%
3,150	Carpenter Technology Corp.	$160,618
6,400	Ferro Corp.*	150,976
19,360	Hudbay Minerals, Inc.	170,368
4,855	Huntsman Corp.	161,623
3,390	Kennametal, Inc.	164,110
5,755	Louisiana-Pacific Corp.*	151,126
6,820	Mosaic Co.	175,001
4,300	Norbord, Inc.	145,383
2,160	Trinseo SA	156,816
5,720	United States Steel Corp.	201,287
4,110	Universal Forest Products, Inc.	154,618
		1,791,926

	Consumer, Cyclical-20.52%
3,110	AMC Networks, Inc., Class A*	168,189
12,060	American Eagle Outfitters, Inc.	226,728
2,920	Big Lots, Inc.	163,958
3,640	Camping World Holdings, Inc., Class A	162,817
2,340	Deckers Outdoor Corp.*	187,785
3,780	Kohl's Corp.	204,989
2,965	Meredith Corp.	195,838
8,450	Michaels Cos., Inc.*	204,406
5,770	Penn National Gaming, Inc.*	180,774
3,320	Penske Automotive Group, Inc.	158,862
1,340	Polaris Industries, Inc.	166,147
3,060	Rush Enterprises, Inc., Class A*	155,479
9,020	Sally Beauty Holdings, Inc.*	169,215
2,300	Signet Jewelers, Ltd.	130,065
4,930	Skechers U.S.A., Inc., Class A*	186,551
3,310	SkyWest, Inc.	175,761
1,205	Thor Industries, Inc.	181,618
3,390	Toll Brothers, Inc.	162,788
8,790	TRI Pointe Group, Inc.*	157,517
		3,339,487

	Consumer, Non-cyclical-10.78%
880	Boston Beer Co., Inc., Class A*	168,168
6,220	Convergys Corp.	146,170
3,370	Halyard Health, Inc.*	155,627
1,745	Helen of Troy, Ltd.*	168,131
10,990	Horizon Pharma PLC*	160,454
1,850	Magellan Health, Inc.*	178,618
1,240	ManpowerGroup, Inc.	156,376
2,550	On Assignment, Inc.*	163,889
5,050	Pilgrim's Pride Corp.*	156,853
1,055	Sanderson Farms, Inc.	146,413
760	WellCare Health Plans, Inc.*	152,844
		1,753,543

	Energy-5.94%
36,825	Chesapeake Energy Corp.*	145,827
4,900	CVR Energy, Inc.	182,476

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	27

Schedule of Investments	James Mid Cap Fund

December 31, 2017 (Unaudited)

Shares		Value
	Energy (continued)
9,220	Diamond Offshore Drilling, Inc.*	$171,400
3,640	HollyFrontier Corp.	186,441
20,640	McDermott International, Inc.*	135,811
13,775	Transocean, Ltd.*	147,117
		969,072

	Financial-18.89%
2,945	AerCap Holdings NV*	154,936
5,220	American Equity Investment Life Holding Co.	160,411
10,100	BGC Partners, Inc., Class A	152,611
6,470	CNO Financial Group, Inc.	159,744
6,135	CoreCivic, Inc., REIT	138,037
540	Credit Acceptance Corp.*	174,679
3,715	Essent Group, Ltd.*	161,305
4,980	Federated Investors, Inc., Class B	179,678
2,780	First American Financial Corp.	155,791
3,760	Houlihan Lokey, Inc.	170,817
4,020	Legg Mason, Inc.	168,760
11,550	MGIC Investment Corp.*	162,971
3,680	Moelis & Co., Class A	178,480
8,820	New Residential Investment Corp., REIT	157,702
7,690	Radian Group, Inc.	158,491
1,020	Reinsurance Group of America, Inc.	159,049
9,260	Santander Consumer U.S.A. Holdings, Inc.	172,421
8,030	Western Union Co.	152,650
7,255	Xenia Hotels & Resources, Inc., REIT	156,635
		3,075,168

	Industrial-12.33%
3,510	Allison Transmission Holdings, Inc.	151,176
8,600	American Axle & Manufacturing Holdings, Inc.*	146,458
4,995	Dana, Inc.	159,890
1,890	EMCOR Group, Inc.	154,507
3,120	Generac Holdings, Inc.*	154,502
5,850	Meritor, Inc.*	137,241
1,760	Oshkosh Corp.	159,966
6,455	Owens-Illinois, Inc.*	143,107
2,745	Tenneco, Inc.	160,692
3,275	Timken Co.	160,966
4,780	Trinity Industries, Inc.	179,059
1,230	Visteon Corp.*	153,922
1,410	Zebra Technologies Corp., Class A*	146,358
		2,007,844

	Technology-17.77%
13,550	Amkor Technology, Inc.*	136,177
1,965	Arrow Electronics, Inc.*	158,006
3,890	Avnet, Inc.	154,122
4,540	Brooks Automation, Inc.	108,279
4,730	Entegris, Inc.	144,028
5,780	Exelixis, Inc.*	175,712
2,530	First Solar, Inc.*	170,826
8,440	Flex, Ltd.*	151,836
2,085	InterDigital, Inc.	158,773

See Notes to Financial Statements.

28	www.jamesfunds.com

James Mid Cap Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares		Value
	Technology (continued)
5,570	Jabil, Inc.	$146,213
1,930	LivaNova PLC*	154,246
1,440	MKS Instruments, Inc.	136,080
2,920	Orbotech, Ltd.*	146,701
1,865	Spirit AeroSystems Holdings, Inc., Class A	162,721
1,180	SYNNEX Corp.	160,421
3,540	Teradyne, Inc.	148,220
4,780	Tower Semiconductor, Ltd.*	162,902
7,275	Vishay Intertechnology, Inc.	150,956
2,460	Wesco International, Inc.*	167,649
		2,893,868

	Utilities-0.88%
3,560	PNM Resources, Inc.	144,002
		144,002

TOTAL COMMON STOCKS
(Cost $14,561,027)		15,974,910

Shares		Value
SHORT TERM INVESTMENTS- 1.94%
	Mutual Fund-1.94%
315,100	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.173%	315,100

TOTAL SHORT TERM INVESTMENTS
(Cost $315,100)		315,100

TOTAL INVESTMENT SECURITIES- 100.06%
(Cost $14,876,127)		16,290,010
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.06)%		(9,010)
NET ASSETS- 100.00%		$16,281,000

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	29

Schedule of Investments	James Micro Cap Fund

December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-99.99%
	Basic Materials-8.40%
73,270	Fortuna Silver Mines, Inc.*	$382,469
394,000	Golden Star Resources, Ltd.*	350,660
5,670	KMG Chemicals, Inc.	374,674
8,920	Koppers Holdings, Inc.*	454,028
22,330	Mercer International, Inc.	319,319
23,800	NL Industries, Inc.*	339,150
9,140	Schnitzer Steel Industries, Inc., Class A	306,190
		2,526,490

	Consumer, Cyclical-19.52%
56,090	Avianca Holdings SA, Sponsored ADR	444,233
18,470	Century Communities, Inc.*	574,417
17,780	China Yuchai International, Ltd.	426,720
12,931	Flexsteel Industries, Inc.	604,912
8,880	Hamilton Beach Brands Holding Co., Class A	228,127
13,300	Haverty Furniture Cos., Inc.	301,245
4,220	Johnson Outdoors, Inc., Class A	262,020
18,860	Kimball International, Inc., Class B	352,116
15,740	M/I Homes, Inc.*	541,456
13,387	Patrick Industries, Inc.*	929,691
59,040	Pier 1 Imports, Inc.	244,426
35,110	Tilly's, Inc., Class A	518,224
20,400	Wabash National Corp.	442,680
		5,870,267

	Consumer, Non-cyclical-10.84%
12,720	Heidrick & Struggles International, Inc.	312,276
10,912	John B Sanfilippo & Son, Inc.	690,184
19,060	K12, Inc.*	303,054
13,730	Kelly Services, Inc., Class A	374,417
19,550	Lantheus Holdings, Inc.*	399,798
4,990	Medifast, Inc.	348,352
33,308	Natural Health Trends Corp.	505,949
23,870	RPX Corp.	320,813
		3,254,843

	Energy-4.71%
28,220	FutureFuel Corp.	397,620
95,041	Star Group LP	1,021,690
		1,419,310

	Financial-23.38%
55,430	Ashford Hospitality Trust, Inc., REIT	373,044
21,360	B. Riley Financial, Inc.	386,616
11,020	CorEnergy Infrastructure Trust, Inc., REIT	420,964
24,160	Enova International, Inc.*	367,232
19,626	ePlus, Inc.*	1,475,874
36,510	EZCORP, Inc., Class A*	445,422
29,390	Forestar Group, Inc.*	646,580
20,030	LGI Homes, Inc.*	1,502,850
17,490	Maui Land & Pineapple Co., Inc.*	302,577
3,525	MutualFirst Financial, Inc.	135,889

See Notes to Financial Statements.

30	www.jamesfunds.com

James Micro Cap Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares		Value
	Financial (continued)
14,150	People's Utah Bancorp	$428,745
5,370	Piper Jaffray Cos.	463,163
1,038	World Acceptance Corp.*	83,787
		7,032,743

	Industrial-17.17%
33,710	Advanced Emissions Solutions, Inc.	325,639
8,110	ArcBest Corp.	289,933
16,110	CAI International, Inc.*	456,235
21,350	Casella Waste Systems, Inc., Class A*	491,477
7,960	Columbus McKinnon Corp.	318,241
71,170	DHT Holdings, Inc.	255,500
6,410	Encore Wire Corp.	311,847
22,415	Global Brass & Copper Holdings, Inc.	741,937
4,440	NACCO Industries, Inc., Class A	167,166
30,860	OMNOVA Solutions, Inc.*	308,600
19,540	Stoneridge, Inc.*	446,684
17,330	Tower International, Inc.	529,432
16,740	Vectrus, Inc.*	516,429
		5,159,120

	Technology-15.97%
13,770	Blucora, Inc.*	304,317
13,490	Ducommun, Inc.*	383,791
7,240	Engility Holdings, Inc.*	205,399
59,560	Extreme Networks, Inc.*	745,691
41,800	Iridium Communications, Inc.*	493,240
21,350	KEMET Corp.*	321,531
11,520	Nova Measuring Instruments, Ltd.*	298,483
16,136	Orbotech, Ltd.*	810,673
34,858	PC Connection, Inc.	913,627
14,040	Ultra Clean Holdings, Inc.*	324,184
		4,800,936

TOTAL COMMON STOCKS
(Cost $22,305,659)		30,063,709

Shares		Value
SHORT TERM INVESTMENTS- 1.20%
	Mutual Fund-1.20%
362,270	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.173%	362,270

TOTAL SHORT TERM INVESTMENTS
(Cost $362,270)		362,270

TOTAL INVESTMENT SECURITIES- 101.19%
(Cost $22,667,929)		30,425,979
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(1.19)%		(356,367)
NET ASSETS- 100.00%		$30,069,612

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	31

Schedule of Investments	James Aggressive Allocation Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS- 71.47%
	Basic Materials-5.82%
1,000	Celanese Corp., Series A	$107,080
5,000	Ferro Corp.*	117,950
4,000	Newmont Mining Corp.	150,080
1,200	Trinseo SA	87,120
1,500	Westlake Chemical Corp.	159,795
		622,025

	Consumer, Cyclical-10.67%
2,500	Best Buy Co., Inc.	171,175
2,000	Big Lots, Inc.	112,300
800	Children's Place, Inc.	116,280
1,350	Deckers Outdoor Corp.*	108,338
1,750	General Motors Co.	71,733
4,000	Macy's, Inc.	100,760
1,900	Meritage Homes Corp.*	97,280
1,200	Michael Kors Holdings, Ltd.*	75,540
3,000	SkyWest, Inc.	159,300
1,300	Wal-Mart Stores, Inc.	128,375
		1,141,081

	Consumer, Non-cyclical-7.37%
1,150	Aetna, Inc.	207,448
500	Humana, Inc.	124,035
4,000	Kroger Co.	109,800
1,100	ManpowerGroup, Inc.	138,721
1,200	Procter & Gamble Co.	110,256
2,200	Weight Watchers International, Inc.*	97,416
		787,676

	Energy-7.15%
5,000	BP PLC, Sponsored ADR	210,150
5,500	Ecopetrol SA, Sponsored ADR	80,465
5,000	HollyFrontier Corp.	256,100
15,000	McDermott International, Inc.*	98,700
1,300	Valero Energy Corp.	119,483
		764,898

	Financial-10.16%
1,150	American Financial Group, Inc.	124,821
3,000	Fifth Third Bancorp	91,020
575	Goldman Sachs Group, Inc.	146,487
3,000	Houlihan Lokey, Inc.	136,290
1,050	JPMorgan Chase & Co.	112,287
1,250	KB Financial Group, Inc., ADR*	73,138
1,000	PNC Financial Services Group, Inc.	144,290
6,000	Regions Financial Corp.	103,680
1,700	Torchmark Corp.	154,207
		1,086,220

	Industrial-14.00%
2,150	AGCO Corp.	153,574
2,600	Dana, Inc.	83,226

See Notes to Financial Statements.

32	www.jamesfunds.com

James Aggressive Allocation Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Industrial (continued)
1,200	Deere & Co.	$187,812
500	FedEx Corp.	124,770
2,500	Greenbrier Cos., Inc.	133,250
3,000	H&E Equipment Services, Inc.	121,950
7,000	Owens-Illinois, Inc.*	155,190
4,000	Primoris Services Corp.	108,760
4,000	TriMas Corp.*	107,000
4,000	Trinity Industries, Inc.	149,840
1,000	United Rentals, Inc.*	171,910
		1,497,282

	Technology-12.57%
8,000	ACCO Brands Corp.*	97,600
650	Apple, Inc.	109,999
900	Cabot Microelectronics Corp.	84,672
2,700	Cisco Systems, Inc.	103,410
4,750	Corning, Inc.	151,952
3,250	Intel Corp.	150,020
375	Lockheed Martin Corp.	120,394
1,500	Motorola Solutions, Inc.	135,510
450	Northrop Grumman Corp.	138,110
4,000	ON Semiconductor Corp.*	83,760
2,500	Tower Semiconductor, Ltd.*	85,200
4,000	Vishay Intertechnology, Inc.	83,000
		1,343,627

	Utilities-3.73%
3,000	AT&T, Inc.	116,640
4,500	CenterPoint Energy, Inc.	127,620
3,000	Public Service Enterprise Group, Inc.	154,500
		398,760

TOTAL COMMON STOCKS
(Cost $6,288,431)		7,641,569

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-2.66%
1,300	iShares® MSCI Eurozone ETF	56,394
1,500	iShares® MSCI France ETF	46,830
1,500	iShares® MSCI Japan ETF	89,895
500	iShares® MSCI South Korea Capped ETF	37,465
3,000	VanEck Vectors Vietnam ETF	53,640

TOTAL EXCHANGE TRADED FUNDS
(Cost $273,766)		284,224

Shares or Principal Amount		Value
CORPORATE BONDS-2.49%
	Consumer, Cyclical-0.61%
$67,000	Walt Disney Co., 0.875%, 7/12/19	65,775

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	33

Schedule of Investments	James Aggressive Allocation Fund

December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
	Financial-0.47%
$50,000	PNC Bank NA, 1.950%, 3/4/19	$49,908

	Industrial-0.47%
50,000	General Electric Co., 2.700%, 10/9/22	49,917

	Technology-0.47%
50,000	Microsoft Corp., 1.850%, 2/6/20	49,849

	Utilities-0.47%
50,000	Georgia Power Co., 5.400%, 6/1/18	50,720

TOTAL CORPORATE BONDS
(Cost $267,610)		266,169

Shares or Principal Amount		Value
CLOSED-END FUNDS-1.16%
7,250	Aberdeen Chile Fund, Inc.	64,742
2,250	India Fund, Inc.	58,770

TOTAL CLOSED-END FUNDS
(Cost $108,502)		123,512

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-20.54%
	U.S. Treasury Bonds-4.21%
$450,000	2.750%, 8/15/47	450,057

	U.S. Treasury Notes-7.89%
250,000	0.750%, 10/31/18	247,935
600,000	1.125%, 2/28/19	595,050
		842,985
	United States Treasury Inflation Indexed Bonds-8.44%
246,249	0.625%, 7/15/21	251,060
653,904	0.125%, 1/15/22	651,489
		902,549
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $2,194,870)		2,195,591

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-1.05%
Mutual Fund-1.05%
112,449	First American Government Obligations Fund , Class Z, 7-Day Yield 1.147%	112,449

TOTAL SHORT TERM INVESTMENTS
(Cost $112,449)	112,449

TOTAL INVESTMENT SECURITIES-99.37%
(Cost $9,245,628)	10,623,514
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.63%	67,793
NET ASSETS-100.00%	$10,691,307

See Notes to Financial Statements.

34	www.jamesfunds.com

James Aggressive Allocation Fund	Schedule of Investments

December 31, 2017 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	35

Schedule of Investments	James Long-Short Fund

December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS- 86.43%
	Basic Materials-10.85%
6,330	Avery Dennison Corp.	$727,064
7,800	Celanese Corp., Series A(a)	835,224
6,550	Cooper Tire & Rubber Co.(a)	231,542
17,790	Goodyear Tire & Rubber Co.(a)	574,795
		2,368,625

	Consumer, Cyclical-12.50%
10,540	Best Buy Co., Inc.	721,674
8,700	Big Lots, Inc.	488,505
4,970	General Motors Co.	203,720
10,290	Meritage Homes Corp.*(a)	526,848
6,930	Southwest Airlines Co.(a)	453,569
3,380	Wal-Mart Stores, Inc.	333,775
		2,728,091

	Consumer, Non-cyclical-12.21%
2,130	Aetna, Inc.(a)	384,231
3,890	Grand Canyon Education, Inc.*	348,272
5,040	ManpowerGroup, Inc.	635,594
13,545	Pfizer, Inc.(a)	490,600
3,060	Sanderson Farms, Inc.	424,667
1,720	UnitedHealth Group, Inc.(a)	379,191
		2,662,555

	Energy-3.35%
13,470	Diamond Offshore Drilling, Inc.*	250,407
4,970	HollyFrontier Corp.	254,563
3,380	Royal Dutch Shell PLC, Class A, Sponsored ADR	225,480
		730,450

	Financial-15.58%
8,240	Aaron's, Inc.	328,364
3,450	Aflac, Inc.	302,841
14,790	Chimera Investment Corp., REIT	273,319
9,750	Fifth Third Bancorp	295,815
8,140	JPMorgan Chase & Co.(a)	870,492
15,690	Regions Financial Corp.	271,123
5,750	Travelers Cos., Inc.(a)	779,930
5,120	Unum Group	281,037
		3,402,921

	Industrial-9.55%
4,130	BorgWarner, Inc.	211,002
7,030	Dana, Inc.	225,030
4,500	Deere & Co.	704,295
9,560	Owens-Illinois, Inc.*	211,945
4,260	United Rentals, Inc.*	732,337
		2,084,609

	Technology-16.75%
1,760	Apple, Inc.	297,845
2,760	Arrow Electronics, Inc.*	221,932

See Notes to Financial Statements.

36	www.jamesfunds.com

James Long-Short Fund	Schedule of Investments

December 31, 2017 (Unaudited)

Shares		Value
	Technology (continued)
9,870	Cisco Systems, Inc.	$378,021
7,360	Corning, Inc.	235,446
6,625	Deluxe Corp.(a)	509,065
1,680	International Business Machines Corp.	257,746
9,830	Kulicke & Soffa Industries, Inc.*	239,213
2,360	Motorola Solutions, Inc.	213,202
2,130	Northrop Grumman Corp.(a)	653,718
6,260	Tower Semiconductor, Ltd.*	213,341
5,480	Western Digital Corp.	435,824
		3,655,353

	Utilities-5.64%
2,590	American Electric Power Co., Inc.(a)	190,546
7,040	Edison International(a)	445,210
14,745	PNM Resources, Inc.(a)	596,435
		1,232,191

TOTAL COMMON STOCKS
(Cost $12,734,046)		18,864,795

Shares	Value
SHORT TERM INVESTMENTS-14.08%
Mutual Fund-14.08%
3,074,141	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.173%	3,074,141

TOTAL SHORT TERM INVESTMENTS
(Cost $3,074,141)	3,074,141

TOTAL INVESTMENT SECURITIES-100.51%
(Cost $15,808,187)	21,938,936
SECURITIES SOLD SHORT-(11.10)%
(Proceeds $2,337,298)	(2,423,531)
OTHER ASSETS IN EXCESS OF LIABILITIES-10.59%	2,312,301	(b)
NET ASSETS-100.00%	$21,827,706

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(11.10)%
	Consumer, Cyclical-(3.01)%
(195)	Amazon.com, Inc.	$(228,047)
(4,400)	DISH Network Corp., Class A	(210,100)
(3,800)	Starbucks Corp.	(218,234)
		(656,381)
	Consumer, Non-cyclical-(2.15)%
(3,300)	Bunge, Ltd.	(221,364)
(12,500)	Coty, Inc., Class A	(248,625)
		(469,989)
	Energy-(1.68)%
(3,660)	Anadarko Petroleum Corp.	(196,322)
(2,510)	Schlumberger, Ltd.	(169,149)
		(365,471)

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	37

Schedule of Investments	James Long-Short Fund

December 31, 2017 (Unaudited)

Shares		Value
	Exchange Traded Funds-(1.09)%
(1,770)	iShares® Russell 1000 Growth ETF	$(238,383)

	Industrial-(1.30)%
(914)	Tesla, Inc.	(284,574)

	Technology-(1.87)%
(2,200)	Incyte Corp., Ltd.	(208,362)
(1,960)	salesforce.com, Inc.	(200,371)
		(408,733)

TOTAL COMMON STOCKS SOLD SHORT		(2,423,531)
(Proceeds $2,337,298)

TOTAL SECURITIES SOLD SHORT-(11.10)%
(Proceeds $2,337,298)		$(2,423,531)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $5,405,139.

(b)	Includes cash which is being held as collateral for securities sold short in the amount of $2,316,440.

See Notes to Financial Statements.

38	www.jamesfunds.com

James Advantage Funds	Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
ASSETS:

Investment securities:
At cost	$2,576,856,900	$56,476,846	$14,876,127	$22,667,929	$9,245,628	$15,808,187
At value	$2,936,131,678	$65,357,867	$16,290,010	$30,425,979	$10,623,514	$21,938,936
Cash	35,653	–	1,031	–	–	–
Deposits with brokers for securities sold short	–	–	–	–	–	2,316,440
Dividends and interest receivable	10,797,938	44,256	12,619	29,888	23,644	27,147
Receivable for securities sold	–	–	53	–	187,794	–
Receivable for capital shares sold	1,357,358	6,234	100	280	–	457
Other assets	63,100	–	6	–	4	–
Total Assets	2,948,385,727	65,408,357	16,303,819	30,456,147	10,834,956	24,282,980

LIABILITIES:

Payable for interest expense	–	–	–	–	–	298
Payable for securities sold short (proceeds $–, $–, $–, $–, $– and $2,337,298, respectively)	–	–	–	–	–	2,423,531
Payable for dividends on securities sold short	–	–	–	–	–	1,255
Payable for capital shares redeemed	5,045,808	15,226	2,295	6,118	–	2,295
Payable for securities purchased	807,453	–	–	341,946	134,797	–
Accrued expenses:
Management fees	1,659,633	68,827	17,089	38,471	8,852	23,227
12b-1 distribution and service fees	399,517	13,835	3,435	–	–	4,668
Other payables	403,049	–	–	–	–	–
Total Liabilities	8,315,460	97,888	22,819	386,535	143,649	2,455,274
Net Assets	$2,940,070,267	$65,310,469	$16,281,000	$30,069,612	$10,691,307	$21,827,706

NET ASSETS CONSIST OF:

Paid-in capital	$2,516,679,951	$50,340,153	$13,956,919	$22,980,554	$9,469,745	$15,887,982
Accumulated net investment income/(loss)	(391,809)	(160,458)	12,629	(4,522)	1,006	(47,870)
Accumulated net realized gain/(loss)	64,504,329	6,249,753	897,571	(664,470)	(157,330)	(56,921)
Net unrealized appreciation/ (depreciation)	359,277,796	8,881,021	1,413,881	7,758,050	1,377,886	6,044,515
Net Assets	$2,940,070,267	$65,310,469	$16,281,000	$30,069,612	$10,691,307	$21,827,706

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	39

Statements of Assets and Liabilities	James Advantage Funds

December 31, 2017 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
PRICING OF RETAIL CLASS SHARES:

Net assets	$1,868,990,707	N/A	N/A	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	77,616,591	N/A	N/A	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$24.08	N/A	N/A	N/A	N/A	N/A

PRICING OF INSTITUTIONAL CLASS SHARES:

Net assets	$1,071,079,560	N/A	N/A	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	44,978,478	N/A	N/A	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$23.81	N/A	N/A	N/A	N/A	N/A

PRICING OF SHARES

Net assets	N/A	$65,310,469	$16,281,000	$30,069,612	$10,691,307	$21,827,706
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	N/A	2,160,585	1,431,082	1,745,589	980,991	1,424,958
Net assets value, offering price and redemption price per share	N/A	$30.23	$11.38	$17.23	$10.90	$15.32

See Notes to Financial Statements.

40	www.jamesfunds.com

James Advantage Funds	Statements of Operations

For the Six Months Ended December 31, 2017 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
INVESTMENT INCOME:
Dividends (Net of withholding taxes of $100,559, $–, $769, $1,376, $25 and $–, respectively)	$13,044,615	$337,227	$146,864	$222,682	$79,381	$187,234
Interest	18,399,822	–	–	–	25,201	–
Total Investment Income	31,444,437	337,227	146,864	222,682	104,582	187,234
EXPENSES:
Management fees	10,370,525	412,673	96,396	226,084	50,317	133,388
12b-1 distribution and service fees -Retail Class	2,518,026	–	–	–	–	–
12b-1 distribution and service fees	–	82,947	19,370	–	–	26,807
Dividend expense on securities sold short	–	–	–	–	–	7,800
Broker fees and charges on securities sold short	–	–	–	–	–	1,464
Administration fee	539,029	–	–	–	–	–
Transfer agent fee	165,167	–	–	–	–	–
Interest expense	–	–	–	159	–	–
Custodian fees	143,500	–	–	–	–	–
Professional fees	111,543	–	–	–	–	–
Trustee fees	102,960	2,062	452	963	306	648
Registration fees	41,580	–	–	–	–	–
Shareholder report printing and mailing	122,531	–	–	–	–	–
Other expenses	57,157	–	–	–	–	–
Total Expenses	14,172,018	497,682	116,218	227,206	50,623	170,107
Net Investment Income/(Loss)	17,272,419	(160,455)	30,646	(4,524)	53,959	17,127
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investments	168,042,051	11,650,729	1,008,874	(654,340)	314,638	866,519
Securities sold short	–	–	–	–	–	(25,520)
Foreign currency transactions	13,551	(95)	11	–	–	–
Total realized gain/(loss)	168,055,602	11,650,634	1,008,885	(654,340)	314,638	840,999
Net change in unrealized appreciation/(depreciation) on investments	(42,857,940)	(4,235,340)	487,486	2,680,156	595,173	757,017
Net change in unrealized depreciation on securities sold short	–	–	–	–	–	(141,278)
Net change in unrealized depreciation on foreign currency translation	(5,653)	(65)	(2)	–	–	–
Total change in unrealized appreciation/(depreciation)	(42,863,593)	(4,235,405)	487,484	2,680,156	595,173	615,739
Net Realized and Unrealized Gain on Investments	125,192,009	7,415,229	1,496,369	2,025,816	909,811	1,456,738
Net Increase in Net Assets Resulting from Operations	$142,464,428	$7,254,774	$1,527,015	$2,021,292	$963,770	$1,473,865

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	41

Statements of Changes in Net Assets	James Balanced: Golden Rainbow Fund

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
FROM OPERATIONS:

Net investment income/(loss)	$17,272,419	$44,307,182
Net realized gain/(loss)	168,055,602	180,042,507
Net change in unrealized appreciation/(depreciation)	(42,863,593)	(67,166,407)
Net increase in net assets resulting from operations	142,464,428	157,183,282

DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class Shares:
From net investment income	(10,974,072)	(29,725,195)
From net realized gain on investments	(119,580,644)	(10,139,227)
Institutional Class Shares:
From net investment income	(7,838,093)	(20,087,654)
From net realized gain on investments	(70,483,977)	(5,583,143)
Decrease in net assets from distributions to shareholders	(208,876,786)	(65,535,219)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	69,673,157	307,631,275
Net asset value of shares issued in reinvestment of distributions to shareholders	127,048,637	38,471,828
Payments for shares redeemed, net of redemption fees	(450,341,316)	(1,134,659,577)
Net decrease in net assets from Retail Class capital share transactions	(253,619,522)	(788,556,474)

Institutional Class Shares:
Proceeds from shares sold	89,479,858	274,252,442
Net asset value of shares issued in reinvestment of distributions to shareholders	61,934,845	19,458,265
Payments for shares redeemed	(275,192,747)	(618,481,705)
Net decrease in net assets from Institutional Class capital share transactions	(123,778,044)	(324,770,998)
Total Decrease in Net Assets	(443,809,924)	(1,021,679,409)

NET ASSETS:

Beginning of period	3,383,880,191	4,405,559,600
End of period	$2,940,070,267	$3,383,880,191
Accumulated Net Investment Income/(Loss)	$(391,809)	$1,147,937

See Notes to Financial Statements.

42	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	2,802,763	12,579,499
Shares issued in reinvestment of distributions to shareholders	5,287,346	1,576,194
Shares redeemed	(18,083,704)	(46,397,523)
Net decrease in shares outstanding	(9,993,595)	(32,241,830)
Shares outstanding, beginning of period	87,610,186	119,852,016
Shares outstanding, end of period	77,616,591	87,610,186

Institutional Class Shares:
Shares sold	3,648,507	11,324,733
Shares issued in reinvestment of distributions to shareholders	2,604,759	804,853
Shares redeemed	(11,188,946)	(25,523,675)
Net decrease in shares outstanding	(4,935,680)	(13,394,089)
Shares outstanding, beginning of period	49,914,158	63,308,247
Shares outstanding, end of period	44,978,478	49,914,158

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	43

Statements of Changes in Net Assets	James Small Cap Fund

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
FROM OPERATIONS:

Net investment income/(loss)	$(160,455)	$490,070
Net realized gain/(loss)	11,650,634	16,038,130
Net change in unrealized appreciation/(depreciation)	(4,235,405)	(7,509,937)
Net increase in net assets resulting from operations	7,254,774	9,018,263

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(407,489)	(400,002)
From net realized gain on investments	(13,184,672)	–
Decrease in net assets from distributions to shareholders	(13,592,161)	(400,002)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	2,023,292	4,446,345
Net asset value of shares issued in reinvestment of distributions to shareholders	12,971,014	366,727
Payments for shares redeemed	(10,949,336)	(30,054,112)
Net increase/(decrease) in net assets from capital share transactions	4,044,970	(25,241,040)
Total Decrease in Net Assets	(2,292,417)	(16,622,779)

NET ASSETS:

Beginning of period	67,602,886	84,225,665
End of period	$65,310,469	$67,602,886
Accumulated Net Investment Income/(Loss)	$(160,458)	$407,486

SUMMARY OF CAPITAL SHARE ACTIVITY:

Shares sold	58,495	131,508
Shares issued in reinvestment of distributions to shareholders	436,403	10,227
Shares redeemed	(324,897)	(900,250)
Net increase/(decrease) in shares outstanding	170,001	(758,515)
Shares outstanding, beginning of period	1,990,584	2,749,099
Shares outstanding, end of period	2,160,585	1,990,584

See Notes to Financial Statements.

44	www.jamesfunds.com

James Mid Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
FROM OPERATIONS:

Net investment income/(loss)	$30,646	$50,998
Net realized gain/(loss)	1,008,885	4,757,419
Net change in unrealized appreciation/(depreciation)	487,484	(3,363,332)
Net increase in net assets resulting from operations	1,527,015	1,445,085

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(55,290)	(19,996)
From net realized gain on investments	(3,523,636)	(1,674,446)
Decrease in net assets from distributions to shareholders	(3,578,926)	(1,694,442)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	1,198,156	1,418,143
Net asset value of shares issued in reinvestment of distributions to shareholders	3,550,104	1,664,429
Payments for shares redeemed	(1,274,697)	(2,299,515)
Net increase in net assets from capital share transactions	3,473,563	783,057
Total Increase in Net Assets	1,421,652	533,700

NET ASSETS:

Beginning of period	14,859,348	14,325,648
End of period	$16,281,000	$14,859,348
Accumulated Net Investment Income	$12,629	$37,273

SUMMARY OF CAPITAL SHARE ACTIVITY:

Shares sold	86,242	108,509
Shares issued in reinvestment of distributions to shareholders	315,748	132,072
Shares redeemed	(96,702)	(170,964)
Net increase in shares outstanding	305,288	69,617
Shares outstanding, beginning of period	1,125,794	1,056,177
Shares outstanding, end of period	1,431,082	1,125,794

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	45

Statements of Changes in Net Assets	James Micro Cap Fund

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
FROM OPERATIONS:

Net investment income/(loss)	$(4,524)	$74,351
Net realized gain/(loss)	(654,340)	4,773,673
Net change in unrealized appreciation/(depreciation)	2,680,156	(895,775)
Net increase in net assets resulting from operations	2,021,292	3,952,249

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(97,620)	–
From net realized gain on investments	(2,102,730)	–
Decrease in net assets from distributions to shareholders	(2,200,350)	–

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	1,316,631	7,818,009
Net asset value of shares issued in reinvestment of distributions to shareholders	2,177,624	–
Payments for shares redeemed, net of redemption fees	(5,054,316)	(6,476,089)
Net increase/(decrease) in net assets from capital share transactions	(1,560,061)	1,341,920
Total Increase/(Decrease) in Net Assets	(1,739,119)	5,294,169

NET ASSETS:

Beginning of period	31,808,731	26,514,562
End of period	$30,069,612	$31,808,731
Accumulated Net Investment Income/(Loss)	$(4,522)	$97,622

SUMMARY OF CAPITAL SHARE ACTIVITY:

Shares sold	73,735	464,020
Shares issued in reinvestment of distributions to shareholders	126,191	–
Shares redeemed	(296,286)	(386,257)
Net increase/(decrease) in shares outstanding	(96,360)	77,763
Shares outstanding, beginning of period	1,841,949	1,764,186
Shares outstanding, end of period	1,745,589	1,841,949

See Notes to Financial Statements.

46	www.jamesfunds.com

James Aggressive Allocation Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
FROM OPERATIONS:

Net investment income/(loss)	$53,959	$85,250
Net realized gain/(loss)	314,638	62,289
Net change in unrealized appreciation/(depreciation)	595,173	415,138
Net increase in net assets resulting from operations	963,770	562,677

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(75,908)	(84,996)
Decrease in net assets from distributions to shareholders	(75,908)	(84,996)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	196,101	2,828,998
Net asset value of shares issued in reinvestment of distributions to shareholders	75,908	84,996
Payments for shares redeemed	(422,683)	(609,188)
Net increase/(decrease) in net assets from capital share transactions	(150,674)	2,304,806
Total Increase in Net Assets	737,188	2,782,487

NET ASSETS:

Beginning of period	9,954,119	7,171,632
End of period	$10,691,307	$9,954,119
Accumulated Net Investment Income	$1,006	$22,955

SUMMARY OF CAPITAL SHARE ACTIVITY:

Shares sold	18,992	291,401
Shares issued in reinvestment of distributions to shareholders	6,932	8,577
Shares redeemed	(40,728)	(61,509)
Net increase/(decrease) in shares outstanding	(14,804)	238,469
Shares outstanding, beginning of period	995,795	757,326
Shares outstanding, end of period	980,991	995,795

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	47

Statements of Changes in Net Assets	James Long-Short Fund

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
FROM OPERATIONS:

Net investment income/(loss)	$17,127	$89,674
Net realized gain/(loss)	840,999	1,332,216
Net change in unrealized appreciation/(depreciation)	615,739	751,160
Net increase in net assets resulting from operations	1,473,865	2,173,050

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(64,997)	–
Decrease in net assets from distributions to shareholders	(64,997)	–

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	1,160,168	503,629
Net asset value of shares issued in reinvestment of distributions to shareholders	64,533	–
Payments for shares redeemed	(2,264,986)	(5,922,071)
Net decrease in net assets from capital share transactions	(1,040,285)	(5,418,442)
Total Increase/(Decrease) in Net Assets	368,583	(3,245,392)

NET ASSETS:

Beginning of period	21,459,123	24,704,515
End of period	$21,827,706	$21,459,123
Accumulated Net Investment Loss	$(47,870)	$–

SUMMARY OF CAPITAL SHARE ACTIVITY:

Shares sold	78,747	37,695
Shares issued in reinvestment of distributions to shareholders	4,190	–
Shares redeemed	(156,101)	(442,700)
Net decrease in shares outstanding	(73,164)	(405,005)
Shares outstanding, beginning of period	1,498,122	1,903,127
Shares outstanding, end of period	1,424,958	1,498,122

See Notes to Financial Statements.

48	www.jamesfunds.com

James Balanced: Golden Rainbow Fund – Retail Class	Financial Highlights

For a share outstanding throughout the years or period indicated.

	For the Six Months Ended December 31, 2017 (Unaudited)		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net asset value - beginning of year	$24.70		$24.14	$24.96	$25.28	$22.55	$20.93
Income/(Loss) from investment operations:
Net investment income(a)	0.13		0.25	0.25	0.22	0.24	0.32
Net realized and unrealized gain/(loss)	1.00		0.68	(0.41)	0.49	2.96	1.75
Total from investment operations	1.13		0.93	(0.16)	0.71	3.20	2.07

Less distributions:
From net investment income	(0.14)		(0.28)	(0.23)	(0.18)	(0.24)	(0.30)
From net realized gain on investments	(1.61)		(0.09)	(0.43)	(0.85)	(0.23)	(0.15)
Total distributions	(1.75)		(0.37)	(0.66)	(1.03)	(0.47)	(0.45)
Paid-in capital from redemption fees	–		0.00 (b)	–	–	–	–
Net asset value at end of year	$24.08		$24.70	$24.14	$24.96	$25.28	$22.55

Total return	4.62	%(c)	3.92%	(0.64)%	2.90%	14.32%	9.98%

Net assets, end of year (in thousands)	$1,868,991		$2,163,786	$2,892,809	$2,973,350	$2,493,030	$1,735,736

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.99	%(d)	0.96%	0.96%	0.97%	1.00%	1.04%
Ratio of net investment income to average net assets	1.00	%(d)	1.02%	1.03%	0.87%	0.99%	1.45%
Portfolio turnover rate	38	%(c)	46%	46%	43%	32%	58%

(a)	Calculated using the average shares method.

(b)	Amount rounds to less than $0.005 per share.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	49

Financial Highlights	James Balanced: Golden Rainbow Fund – Institutional Class

For a share outstanding throughout the years or period indicated.

	For the Six Months Ended December 31, 2017 (Unaudited)		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net asset value - beginning of year	$24.44		$23.89	$24.72	$25.05	$22.35	$20.81
Income/(Loss) from investment operations:
Net investment income(a)	0.16		0.31	0.31	0.28	0.29	0.38
Net realized and unrealized gain/(loss)	0.99		0.68	(0.42)	0.50	2.94	1.73
Total from investment operations	1.15		0.99	(0.11)	0.78	3.23	2.11

Less distributions:
From net investment income	(0.17)		(0.35)	(0.29)	(0.26)	(0.30)	(0.42)
From net realized gain on investments	(1.61)		(0.09)	(0.43)	(0.85)	(0.23)	(0.15)
Total distributions	(1.78)		(0.44)	(0.72)	(1.11)	(0.53)	(0.57)
Paid-in capital from redemption fees	–		0.00 (b)	–	–	–	0.00 (b)
Net asset value at end of year	$23.81		$24.44	$23.89	$24.72	$25.05	$22.35

Total return	4.76	%(c)	4.19%	(0.43)%	3.20%	14.59%	10.26%

Net assets, end of year (in thousands)	$1,071,080		$1,220,095	$1,512,751	$1,277,641	$805,973	$555,766

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.74	%(d)	0.71%	0.71%	0.73%	0.75%	0.79%
Ratio of net investment income to average net assets	1.25	%(d)	1.27%	1.28%	1.11%	1.24%	1.71%
Portfolio turnover rate	38	%(c)	46%	46%	43%	32%	58%

(a)	Calculated using the average shares method.

(b)	Amount rounds to less than $0.005 per share.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

50	www.jamesfunds.com

James Small Cap Fund	Financial Highlights

For a share outstanding throughout the years or period indicated.

	For the Six Months Ended December 31, 2017 (Unaudited)		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014		For the Year Ended June 30, 2013
Net asset value - beginning of year	$33.96		$30.64	$33.47	$33.88	$28.66		$23.89
Income/(Loss) from investment operations:
Net investment income/(loss)(a)	(0.08)		0.21	0.17	0.01	(0.00	)(b)	0.36
Net realized and unrealized gain/(loss)	3.90		3.28	(1.64)	(0.42)	6.12		4.92
Total from investment operations	3.82		3.49	(1.47)	(0.41)	6.12		5.28

Less distributions:
From net investment income	(0.19)		(0.17)	(0.12)	–	(0.90)		(0.51)
From net realized gain on investments	(7.36)		–	(1.24)	–	–		–
Total distributions	(7.55)		(0.17)	(1.36)	–	(0.90)		(0.51)
Net asset value at end of year	$30.23		$33.96	$30.64	$33.47	$33.88		$28.66

Total return	11.78	%(c)	11.36%	(4.62)%	(1.21)%	21.46%		22.51%

Net assets, end of year (in thousands)	$65,310		$67,603	$84,226	$125,145	$163,537		$161,271

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(d)	1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of net investment income/(loss) to average net assets	(0.48	)%(d)	0.62%	0.55%	0.04%	(0.00	)%(e)	1.39%
Portfolio turnover rate	110	%(c)	129%	57%	76%	62%		41%

(a)	Calculated using the average shares method.

(b)	Amount rounds to less than ($0.005) per share.

(c)	Not Annualized.

(d)	Annualized.

(e)	Amount rounds to less than (0.005%).

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	51

Financial Highlights	James Mid Cap Fund

For a share outstanding throughout the years or period indicated.

	For the Six Months Ended December 31, 2017 (Unaudited)		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net asset value - beginning of year	$13.20		$13.56	$14.86	$16.42	$12.97	$10.69
Income/(Loss) from investment operations:
Net investment income/(loss)(a)	0.03		0.05	0.08	(0.02)	0.01	0.08
Net realized and unrealized gain/(loss)	1.32		1.29	(0.42)	(0.15)	3.87	2.23
Total from investment operations	1.35		1.34	(0.34)	(0.17)	3.88	2.31

Less distributions:
From net investment income	(0.04)		(0.02)	(0.05)	(0.01)	(0.04)	(0.03)
From net realized gain on investments	(3.13)		(1.68)	(0.91)	(1.38)	(0.39)	–
Total distributions	(3.17)		(1.70)	(0.96)	(1.39)	(0.43)	(0.03)
Net asset value at end of year	$11.38		$13.20	$13.56	$14.86	$16.42	$12.97

Total return	10.58	%(b)	10.50%	(2.46)%	(0.86)%	30.34%	21.68%

Net assets, end of year (in thousands)	$16,281		$14,859	$14,326	$21,190	$18,631	$14,643

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets	0.40	%(c)	0.35%	0.54%	(0.13)%	0.05%	0.64%
Portfolio turnover rate	73	%(b)	150%	47%	50%	31%	26%

(a)	Calculated using the average shares method.

(b)	Not Annualized.

(c)	Annualized.

See Notes to Financial Statements.

52	www.jamesfunds.com

James Micro Cap Fund	Financial Highlights

For a share outstanding throughout the years or period indicated.

	For the Six Months Ended December 31, 2017 (Unaudited)		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net asset value - beginning of year	$17.27		$15.03	$15.11	$17.40	$13.96	$11.71
Income/(Loss) from investment operations:
Net investment income/(loss)(a)	(0.00	)(b)	0.04	(0.04)	0.06	(0.05)	0.14
Net realized and unrealized gain/(loss)	1.31		2.20	(0.06)	1.12	3.50	2.25
Total from investment operations	1.31		2.24	(0.10)	1.18	3.45	2.39

Less distributions:
From net investment income	(0.06)		–	(0.01)	(0.02)	(0.01)	(0.14)
From net realized gain on investments	(1.29)		–	–	(3.45)	–	–
Total distributions	(1.35)		–	(0.01)	(3.47)	(0.01)	(0.14)
Paid-in capital from redemption fees	0.00	(c)	0.00 (c)	0.03	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of year	$17.23		$17.27	$15.03	$15.11	$17.40	$13.96

Total return	7.57	%(d)	14.90%	(0.44)%	7.95%	24.75%	20.64%

Net assets, end of year (in thousands)	$30,070		$31,809	$26,515	$24,026	$16,256	$11,817

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets	(0.03	)%(e)	0.23%	(0.24)%	0.38%	(0.31)%	1.12%
Portfolio turnover rate	19	%(d)	97%	44%	52%	96%	46%

(a)	Calculated using the average shares method.

(b)	Amount rounds to less than ($0.005) per share.

(c)	Amount rounds to less than $0.005 per share.

(d)	Not Annualized.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	53

Financial Highlights	James Aggressive Allocation Fund

For a share outstanding throughout the years or period indicated.

	For the Six Months Ended December 31, 2017 (Unaudited)		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016(a)
Net asset value - beginning of year	$10.00		$9.47	$10.00
Income/(Loss) from investment operations:
Net investment income(b)	0.05		0.09	0.07
Net realized and unrealized gain/(loss)	0.93		0.53	(0.57)
Total from investment operations	0.98		0.62	(0.50)

Less distributions:
From net investment income	(0.08)		(0.09)	(0.03)
Total distributions	(0.08)		(0.09)	(0.03)
Net asset value at end of year	$10.90		$10.00	$9.47

Total return	9.78	%(c)	6.54%	(4.98)%

Net assets, end of year (in thousands)	$10,691		$9,954	$7,172

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%
Ratio of net investment income to average net assets	1.04	%(d)	0.95%	0.81%
Portfolio turnover rate	122	%(c)	198%	218%

(a)	Fund commenced operations on July 1, 2015.

(b)	Calculated using the average shares method.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

54	www.jamesfunds.com

James Long-Short Fund	Financial Highlights

For a share outstanding throughout the years or period indicated.

	For the Six Months Ended December 31, 2017 (Unaudited)		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net asset value - beginning of year	$14.32		$12.98	$13.24	$13.80	$11.70	$9.99
Income/(Loss) from investment operations:
Net investment income/(loss)(a)	0.01		0.05	(0.09)	(0.13)	(0.06)	0.04
Net realized and unrealized gain/(loss)	1.04		1.29	(0.17)	(0.43)	2.16	1.71
Total from investment operations	1.05		1.34	(0.26)	(0.56)	2.10	1.75

Less distributions:
From net investment income	(0.05)		–	–	–	–	(0.04)
Total distributions	(0.05)		–	–	–	–	(0.04)
Net asset value at end of year	$15.32		$14.32	$12.98	$13.24	$13.80	$11.70

Total return	7.30	%(b)	10.32%	(1.96)%	(4.06)%	17.95%	17.57%

Net assets, end of year (in thousands)	$21,828		$21,459	$24,705	$33,890	$23,446	$15,694

Ratios/Supplemental Data:
Ratio of net expenses to average net assets(c)	1.59	%(d)	1.56%	2.50%	2.70%	2.57%	2.70%
Ratio of net investment income/(loss) to average net assets	0.16	%(d)	0.40%	(0.70)%	(0.92)%	(0.44)%	0.35%
Portfolio turnover rate	11	%(b)	38%	49%	117%	171%	58%

(a)	Calculated using the average shares method.

(b)	Not Annualized.

(c)	Dividend and interest expense on securities sold short totaled 0.09%, 0.06%, 1.00%, 1.20%, 1.07% and 1.20% of average net assets for the six months ended December 31, 2017 and the years ended June 30, 2017, June 30, 2016, June 30, 2015, June 30, 2014 and June 30, 2013, respectively.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	55

Notes to Financial Statements	James Advantage Funds

December 31, 2017 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust). The James Balanced: Golden Rainbow Fund registered T Class Shares with the Securities and Exchange Commission on April 3, 2017. As of December 31, 2017, the James Balanced: Golden Rainbow Fund has not offered T Class Shares to shareholders and as such, no financial data is included within this annual report.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index. As of December 31, 2017, the stock with the maximum capitalization in the Russell 2000® Index had a capitalization of $9.40 billion.

James Mid Cap Fund seeks to provide long-term capital appreciation. The James Mid Cap Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P MidCap 400® Value Index. As of December 31, 2017, the stock with the maximum capitalization in the S&P MidCap 400® Value Index had a capitalization of $12.52 billion.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities. As of December 31, 2017, the stock with the maximum capitalization in the Russell Microcap® Index had a capitalization of $2.46 billion.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

James Long-Short Fund seeks to provide long-term capital appreciation. The James Long-Short Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The James Long-Short Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The James Long-Short Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under GAAP.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase. Redemption fees received by the James Micro Cap Fund were $5,902 and $5,848 for the six months ended December 31, 2017 and for the year ended June 30, 2017, respectively. The redemption fee is reflected in the “Payment for shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds & notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

56	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements

December 31, 2017 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Semi-Annual Report | December 31, 2017	57

Notes to Financial Statements	James Advantage Funds

December 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,271,571,277	$–	$–	$1,271,571,277
Exchange Traded Funds	23,113,330	–	–	23,113,330
Corporate Bonds	–	342,992,147	–	342,992,147
Municipal Bonds	–	197,500,063	–	197,500,063
U.S. Government Agencies	4,987,780	244,373,425	–	249,361,205
Mortgage Backed Securities	–	29,341,229	–	29,341,229
U.S. Treasury Bonds & Notes	751,710,185	–	–	751,710,185
Foreign Bonds	–	26,744,787	–	26,744,787
Short Term Investments	43,797,455	–	–	43,797,455
Total	$2,095,180,027	$840,951,651	$–	$2,936,131,678

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$64,388,274	$–	$–	$64,388,274
Short Term Investments	969,593	–	–	969,593
Total	$65,357,867	$–	$–	$65,357,867

James Mid Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,974,910	$–	$–	$15,974,910
Short Term Investments	315,100	–	–	315,100
Total	$16,290,010	$–	$–	$16,290,010

James Micro Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$30,063,709	$–	$–	$30,063,709
Short Term Investments	362,270	–	–	362,270
Total	$30,425,979	$–	$–	$30,425,979

James Aggressive Allocation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,641,569	$–	$–	$7,641,569
Exchange Traded Funds	284,224	–	–	284,224
Corporate Bonds	–	266,169	–	266,169
Closed-End Funds	123,512	–	–	123,512
U.S. Treasury Bonds & Notes	2,195,591	–	–	2,195,591
Short Term Investments	112,449	–	–	112,449
Total	$10,357,345	$266,169	$–	$10,623,514

58	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements

December 31, 2017 (Unaudited)

James Long-Short Fund	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,864,795	$–	$–	$18,864,795
Short Term Investments	3,074,141	–	–	3,074,141
Total	$21,938,936	$–	$–	$21,938,936

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(2,423,531)	$–	$–	$(2,423,531)
TOTAL	$(2,423,531)	$–	$–	$(2,423,531)

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds recognize transfer between levels as of the end of period. For the six months ended December 31, 2017, the Funds did not have any transfer between Level 1 and Level 2 securities.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2017, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or equity securities sufficient to collateralize the market value of the Fund’s short positions.

Investment Income

Dividend income and dividend expense on long securities and securities sold short are recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividend income includes dividends earned on Real Estate Investment Trusts (“REITs”), which may include a return of capital. As such, important taxation issues may arise, which the Funds account for when information is provided by the issuing REIT.

Semi-Annual Report | December 31, 2017	59

Notes to Financial Statements	James Advantage Funds

December 31, 2017 (Unaudited)

Due to the actual character of dividends paid by REITs not being available until the end of the calendar year, the net investment income and long-term capital gains of the Funds can be different on the tax return compared to this annual report. Substantial unanticipated levels of return of capital may affect the Funds’ earnings and profits from which distributions are made.

Distributions received from Limited Partnership investments of a Fund are usually recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund on at least an annual basis. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Allocation of Income and Expense

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal tax provision is required.

As of and during the six months ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
Tax cost of portfolio investments	$2,578,141,796	$56,476,846	$14,889,650	$22,667,929	$9,257,679	$15,847,468
Gross unrealized appreciation	$379,768,106	$9,937,871	$1,767,204	$8,400,829	$1,404,161	$6,203,291
Gross unrealized depreciation	(21,778,224)	(1,056,850)	(366,791)	(642,779)	(38,326)	(198,057)
Net unrealized appreciation	357,989,882	8,881,021	1,400,413	7,758,050	1,365,835	6,005,234
Total	$357,989,882	$8,881,021	$1,400,413	$7,758,050	$1,365,835	$6,005,234

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

60	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements

 December 31, 2017 (Unaudited)

The tax character of distributions paid for the year ended June 30, 2017 was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
Ordinary Income	$49,812,849	$400,002	$131,210	$–	$84,996	$–
Long-Term Capital Gains	15,722,370	–	1,563,232	–	–	–
Total	$65,535,219	$400,002	$1,694,442	$–	$84,996	$–

The tax character of distributions paid for the year ended June 30, 2016 was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
Ordinary Income	$45,525,513	$517,857	$67,006	$27,110	$18,000	$–
Long-Term Capital Gains	77,342,586	4,796,221	1,140,548	–	–	–
Total	$122,868,099	$5,314,078	$1,207,554	$27,110	$18,000	$–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of December 31, 2017.

Capital Losses

Under the tax code, Capital Losses are carried over to future tax years and will retain their character as either short-term or long-term capital losses. These losses do not include any late year capital losses (losses arising in the period from November 1st through June 30th) that the funds have elected to defer for the current fiscal year. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses carried forward to the next tax year were as follows:

	Short Term	Long Term
James Aggressive Allocation Fund	$346,134	$–
James Long-Short Fund	488,779	–

The Funds elect to defer to the year ending June 30, 2018 capital losses recognized during the period November 1, 2016 through June 30, 2017 in the amount of:

Amount
James Aggressive Allocation	$116,994
James Long-Short Fund	362,443

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities) of investments in other long-term U.S. Government obligations for the six months ended December 31, 2017 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$501,518,750	$590,767,656
James Aggressive Allocation Fund	4,827,728	4,778,939

Purchases and sales (including maturities) of investments in other long-term securities for the six months ended December 31, 2017 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$644,638,116	$1,058,967,137
James Small Cap Fund	71,003,657	79,087,448
James Mid Cap Fund	11,012,435	10,642,636
James Micro Cap Fund	5,372,743	8,634,487
James Aggressive Allocation Fund	7,404,289	7,642,864
James Long-Short Fund	1,931,655	3,183,845

For the six months ended December 31, 2017, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $1,852,095 and $2,385,734, respectively, for the Long-Short Fund.

Semi-Annual Report | December 31, 2017	61

Notes to Financial Statements	James Advantage Funds

December 31, 2017 (Unaudited)

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio. The Funds pay James on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets.

James Balanced: Golden Rainbow Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.74%
Over $500 million and including $1 billion	0.70%
Over $1 billion and including $2 billion	0.65%
Over $2 billion	0.60%

James Small Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.25%
Over $500 million and including $1 billion	1.20%
Over $1 billion and including $2 billion	1.15%
Over $2 billion	1.10%

James Mid Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.25%
Over $500 million and including $1 billion	1.20%
Over $1 billion and including $2 billion	1.15%
Over $2 billion	1.10%

James Micro Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.50%
Over $500 million	1.45%

James Aggressive Allocation Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.98%
Over $500 million and including $1 billion	0.95%
Over $1 billion and including $2 billion	0.90%
Over $2 billion	0.85%

James Long-Short Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.25%
Over $500 million and including $1 billion	1.20%
Over $1 billion and including $2 billion	1.15%
Over $2 billion	1.10%

Advisory fees for the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund and James Long-Short Fund are reduced by the fees and expenses of the non-interested trustees incurred by the applicable Fund. Under the investment management agreement, James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund and James Long-Short Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses.

Administrative Services Agreement

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) serves as administrator to the Funds. ALPS receives a monthly fee paid by James Balanced: Golden Rainbow Fund, for itself, and paid by James for the remaining Funds, subject to a minimum monthly fee. Pursuant to an administrative agreement, ALPS will provide operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations. Administration fees paid by the Funds for the six months ended December 31, 2017 are disclosed in the Statements of Operations.

Transfer Agency and Services Agreement

ALPS, pursuant to a Transfer Agency and Services Agreement with the Trust, serves as transfer agent for the Funds. Under the Transfer Agency and Services Agreement, ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses. These fees and reimbursements for out-of-pocket expenses are paid and reimbursed by James Balanced: Golden Rainbow Fund, for itself, and by James for the remaining Funds. Transfer agent fees paid by the Funds for the six months ended December 31, 2017 are disclosed in the Statements of Operations.

Plans of Distribution

The James Balanced: Golden Rainbow Fund (Retail Class), James Small Cap Fund, James Mid Cap Fund and James Long-Short Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to James, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by each Fund (the Retail Class of the James Balanced: Golden Rainbow Fund), with a Plan, under its Plan is 0.25% of its average daily net assets for the year. The Plans are compensation plans, which means that payments are made to James regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and James is permitted to retain the excess. It is also possible that 12b-1 expenses paid by James for a period will exceed the payments received by James, in which case James may pay such excess expenses out of its own resources. Payments received by James under the Plans are in addition to the fees paid to James pursuant to the Management Agreements. The Plans require that James act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution and shareholder services expenses on behalf of the Funds. The Funds’ distributor, ALPS Distributors, Inc., validates all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before James will make such payments. The expenses of the James Balanced: Golden Rainbow Fund’s Plans are reflected as 12b-1 distribution and service fees – Retail Class on the Statements of Operations. The Plan expenses of the James Small Cap Fund, James Mid Cap Fund and James Long-Short Fund are reflected as 12b-1 distribution and service fees on the Statements of Operations.

62	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements

December 31, 2017 (Unaudited)

5. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. During the six months ended December 31, 2017, James Micro Cap Fund utilized its line of credit. The average amount of borrowings was $270,000 over 5 days with a weighted-average interest rate of 4.25%. During the six months ended December 31, 2017, the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund did not utilize their line of credit. Interest on funded and unfunded loans can be found under interest expense on the Statements of Operations. Each Fund’s line of credit agreement expired on July 11, 2017 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 10, 2018
James Small Cap Fund	$3,500,000	Prime Rate*	July 10, 2018
James Mid Cap Fund	$750,000	Prime Rate*	July 10, 2018
James Micro Cap Fund	$1,500,00	Prime Rate*	July 10, 2018
James Aggressive Allocation Fund	$500,000	Prime Rate*	July 10, 2018
James Long-Short Fund	$3,000,000	Prime Rate*	July 10, 2018

*	The rate at which the Bank announces as its prime lending rate.

Semi-Annual Report | December 31, 2017	63

Additional Information	James Advantage Funds

December 31, 2017 (Unaudited)

PROXY VOTING GUIDELINES

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

64	www.jamesfunds.com

James Advantage Funds	Privacy Policy

December 31, 2017 (Unaudited)

Facts

What does James Advantage Funds do with your personal information?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●	Social Security number and wire transfer instructions
●	account transactions and transaction history
●	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Advantage Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does James Advantage Funds share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	YES	NO
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

Questions? Call 1-800-99 James

What we do:
How does James Advantage Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does James Advantage Funds collect my personal information?	We collect your personal information, for example, when you
	●	open an account or deposit money
	●	direct us to buy securities or direct us to sell your securities
	●	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	●	affiliates from using your information to market to you.
	●	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
	●	Our affiliates include financial companies, such as James Investment Research, Inc. and James Capital Alliance.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
	●	James Advantage Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	●	James Advantage Funds does not jointly market.

Semi-Annual Report | December 31, 2017	65

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Certifications required by Item 13(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Item 13(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: March 9, 2018

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Chief Financial Officer

Date: March 9, 2018